united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

Class I Shares

SEMI-ANNUAL REPORT
As Of February 29, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 6
Schedules of Investments	Page 23
Statements of Assets and Liabilities	Page 60
Statements of Operations	Page 64
Statements of Changes in Net Assets	Page 68
Notes to Financials	Page 74
Financial Highlights	Page 95
Supplemental Information	Page 104
Privacy Notice	Page 108

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
12725 W. Indian School Road, Suite E-101	4221 N 203rd Street, Suite 100
Avondale, Arizona 85392	Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC	BNY Mellon Corp.
4221 N 203rd Street, Suite 100	225 Liberty Street
Elkhorn, Nebraska 68022	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC	Ultimus Fund Solutions, LLC
4221 N 203rd Street, Suite 100	4221 N 203rd Street, Suite 100
Elkhorn, Nebraska 68022	Elkhorn, Nebraska 68022

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2024

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2023 through February 29, 2024.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ELECTRONIC DELIVERY AVAILABLE

Good news, this report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States grew by 3.4% during the fourth quarter of 2023, down from 4.9% during the previous quarter (all quarterly GDP growth rates discussed are seasonally-adjusted annualized rates unless otherwise noted). Within the main components of GDP, consumer spending as measured by Personal Consumption Expenditures (PCE) advanced by 3.3%, while private sector investment as measured by Gross Private Domestic Investment (GPDI) grew 0.7%; a strong three-quarter finish to the year failed to bring private investment positive for 2023, as the figure was dragged down by a -9.0% reading in Q1. Government spending, which accounts for both consumption and gross investment, rose 4.6% for the quarter and 4.1% for the year. Both State & Local and Federal Government spending increased for the sixth consecutive quarter after a run of negative figures in late 2021 and early 2022. While imports were up 2.2% for the quarter, exports were up even more, at 5.1%, driving Net Exports to yet another positive quarter and keeping a streak alive that began in the second quarter of 2022.

As was true in Q3, there was little not to like in Q4’s GDP report. While annual growth at 2.5% is somewhat tepid, continued growth on top of persistent inflation is impressive, and the quarter benefited from a broad range of contributors. We mentioned one of the few problems with last quarter’s report was continued slow growth in personal consumption of services, however that figure was up a solid 3.4% this quarter. This quarter, we’ll nitpick by mentioning weakness in corporate spending on equipment, down for four of the past five quarters, and -0.3% for the annual period. Equipment spending is generally a helpful leading indicator within GDP, and we’d like to see an uptick in what was the hardest-hit major GDP sector during the pandemic.

On the other hand, following three quarters of double-digit growth figures, corporate spending on structures was up yet again, 11.1%, finishing the year 13.2% higher. A sustained boom in spending on Manufacturing facilities led the way again, up a whopping 63.9% for the year, a figure matched only once during GDP’s modern recorded history, in 1951. Manufacturing construction has been helped along by three consecutive pieces of federal legislation helping to support surge in computer, electronic, and electrical manufacturing plant buildouts.

Private investment in the residential sector was positive again for the quarter, but couldn’t save residential spending from a second straight negative year, down -10.6% for 2023 after a -9.0% 2022. While it wasn’t enough to bring spending on residences positive, Single-family structures were once again positive, up 13.7% for the quarter.

Monetary Policy: The Federal Reserve is wrapping up its second year of tapering. The Fed balance sheet peaked at roughly $8.96 trillion in April 2022, and has dropped to $7.48t as of March 2024. Notwithstanding a $400 billion uptick in March of 2023, as the collapse of SVB drove banks to take advantage of Fed liquidity programs, the balance sheet has marched steadily downwards for the past two years. The Fed is shedding US Treasury securities at an average of roughly $13b per week over the past year, and Mortgage-backed securities by about $4b per week.

The Fed remains persistent in squeezing the country’s money supply from a broad perspective, though there is now certain underlying monetary policy standing as an exception. As of February, the monetary base is up 10.8% year-over-year; we would consider a rate closer to the 7 -8% range as neutral, and current monetary base growth is potentially an early sign of the Fed loosening policy. Within the monetary base, balances held by depository institutions with Federal Reserve banks have been the primary driver of growth, up over $550b for the year.

Currency in Circulation (CiC) hit a pandemic-high growth rate of 17% y-o-y in 2020; that figure has now dropped to 1.5% y-o-y, far below its modern historical y-o-y growth rate of roughly 6.9%. M2, one of the most widely used monetary figures for measuring liquidity in the economy, is also down massively from its cycle-high 22% y-o-y growth in February 2021 to -1.66% y-o-y currently; like CiC, M2 is also well below its modern historical growth rate of 7.0% y-o-y.

Interest Rates: While it is far from unprecedented for the yield curve to remain inverted for over a year, the yield curve’s current inversion is getting long in the tooth. Measured by the 10yr-1yr Treasury spread, the last time the bond market experienced an inversion over 85 weeks was in the 1970s, when it happened twice. The current 10yr-1yr spread has been negative for 87 straight weeks.

We generally find the 5yr-Fed Funds, 10yr-3yr, and 10yr-1yr spreads to carry the most predictive quality, and while each has normalized meaningfully over the past year, they each remain inverted. After a relatively muted 2023, yields leaked upwards in the first quarter, with 1yr Treasuries gaining 5.12% and 10yr Treasuries gaining 8.85%. This change likely represents multiple dynamics converging: shorter-term treasuries have gained as odds of multiple Fed rate cuts seem to be pushed farther out (though we think this may be a mistake), while longer-term yields are potentially rising as hopes for a soft-landing and continued economic growth solidify (a soft-landing may remain in the cards, but we have doubts about strong near-term economic growth).

Regarding long-term corporate bonds, the quality spread as measured by Moody’s-rated Baa bonds minus Aaa bonds is reflecting a similar sentiment as yield spreads. The quality spread has historically been a good predictor of confidence in the corporate bond market and helps us establish a baseline expectation for corporate earnings. The quality spread rose all the way to 1.16 in December 2022, but has moved back to 0.73 as of quarter-end, an improvement we view as positive with regard to future corporate earnings.

Equity Valuations: As of March 31, 2024, the S&P 500 index was at 5,254. Our proprietary valuation work suggests a fair value for the S&P 500 at 5,106, factoring in present earnings at a 26 price-to-earnings ratio (P/E). Earnings growth has stabilized for now, and projections expect steady growth; after negative earnings dominated the landscape in 2022, 2023 saw four consecutive quarters of positive earnings growth. We believe PE levels are likely to pull slightly ahead of their modern historical mean of roughly 25, though only slightly so; inflation data continuing to sit below 4% and upward-trending earnings growth has pushed our P/E estimates upward, while intermediate-to-long-term interest rates are still presenting a headwind to valuations.

To create a range of equity market outcomes, we use a valuation system which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our proprietary valuation work currently sets an appropriate S&P 500 PE from 25 to 28. This produces a fair value range of 5,149 to 5,767 over the next six months. We wrote two quarters ago that earnings growth had been soft, but that much of the underlying macro data reflected the potential for multiple growth; said multiple expansion has since taken hold over the subsequent six-month period. Consequently, we now think multiples are pushing the top of their fair-value range. We are likely in somewhat of a “goldilocks” territory, where equities may be more sensitive to any macro surprises.

Inflation: Headline inflation was up during the quarter, with the Consumer Price Index (CPI) coming in hot for February and March m-o-m readings. Interestingly, the Fed’s favored inflation gauge, the PCE Price Index, sits closer to target than CPI, at 2.5% y-o-y as of February. On the producer side of the economy, the Producer Price Index has increased back to 2% y-o-y for the first time since April 2023, though March’s 0.2% m-o-m was cool.

Real wage earnings for full-time workers started an explosive growth trend in 2014, which peaked in the second quarter of 2020. For much of 2022 and early 2023, the trend was reversed, and wage-growth seemed to be dragging inflation down. That dynamic seems to have reversed course once again. A number of our favored wage datapoints are now near or solidly above headline inflation rates, meaning that they could potentially begin pushing inflation back up, as opposed to pulling it down. Production-line workers producing goods, whom we have referenced in a number of our recent reports as Goods Workers, have seen wage gains remain steady, with y-o-y gains of 5.2% as of February, well above 3.5% inflation. Though this figure dropped from last quarter, it remains above its historical mean of 3.7%.

The current inflation environment seems to be causing the Fed considerable consternation; in previous similar economic environments, the Fed has generally been cutting rates and easing monetary policy. And though headline inflation under 4% has often been considered manageable, we believe the current Fed remains somewhat shellshocked by 2021.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, every day, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges, and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. 20240422-3528608

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass, LLC, New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	7.34%
Ten Year:	3/1/14 – 2/29/24*	8.29%
Five Year:	3/1/19 – 2/29/24*	14.42%
One Year:	3/1/23 – 2/29/24	16.27%
Six Months:	9/1/23 – 2/29/24	12.88%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.66%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Liberty Media Corp-Liberty Formula One - Series C	8.0%
CACI International, Inc., Class A	7.1%
Charles River Laboratories International, Inc.	6.7%
API Group Corporation	5.1%
Clean Harbors, Inc.	5.1%
CBRE Group, Inc., Class A	5.0%
Jabil, Inc.	4.8%
SBA Communications Corporation, Class A	4.7%
Lamb Weston Holdings, Inc.	4.6%
Crown Holdings, Inc.	4.5%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	9.58%
Ten Year:	3/1/14 – 2/29/24*	14.17%
Five Year:	3/1/19 – 2/29/24*	16.45%
One Year:	3/1/23 – 2/29/24	43.24%
Six Months:	9/1/23 – 2/29/24	22.43%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.62%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Microsoft Corporation	9.7%
Apple, Inc.	8.7%
NVIDIA Corporation	4.9%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.0%
Crowdstrike Holdings, Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
AppLovin Corporation	2.3%
Booking Holdings, Inc.	2.3%
Nutanix, Inc., Class A	2.2%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/7/03 – 2/29/24*	9.31%
Ten Year:	3/1/14 – 2/29/24*	6.81%
Five Year:	3/1/19 – 2/29/24*	10.54%
One Year:	3/1/23 – 2/29/24	20.19%
Six Months:	9/1/23 – 2/29/24	18.80%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.70%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to -improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
DoorDash, Inc.	4.1%
Monolithic Power Systems, Inc.	3.8%
MongoDB, Inc.	3.3%
Marvell Technology, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Diamondback Energy, Inc.	2.7%
Constellium S.E.	2.7%
Vulcan Materials Company	2.6%
Vistra Corporation	2.5%
TechnipFMC plc	2.5%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	8.80%
Ten Year:	3/1/14 – 2/29/24*	7.08%
Five Year:	3/1/19 – 2/29/24*	11.32%
One Year:	3/1/23 – 2/29/24	19.33%
Six Months:	9/1/23 – 2/29/24	16.20%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.83%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom -up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.2%
EMCOR Group, Inc.	2.2%
Madison Square Garden Entertainment Corporation	2.1%
Sylvamo Corporation	2.0%
Summit Materials, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
Arvinas, Inc.	1.9%
Veeco Instruments, Inc.	1.8%
Simpson Manufacturing Company, Inc.	1.8%
Mesa Laboratories, Inc.	1.8%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	1.44%
Ten Year:	3/1/14 – 2/29/24*	0.26%
Five Year:	3/1/19 – 2/29/24*	3.89%
One Year:	3/1/23 – 2/29/24	7.85%
Six Months:	9/1/23 – 2/29/24	3.55%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 2.17%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Mitsubishi Heavy Industries Ltd.	3.4%
InterContinental Hotels Group plc	3.2%
Cie de Saint-Gobain S.A.	3.0%
Novo Nordisk A/S	2.9%
KIA CORPORATION	2.9%
Taiwan Semiconductor Manufacturing Company Ltd.	2.8%
Toyota Tsusho Corporation	2.8%
Check Point Software Technologies Ltd.	2.6%
Coca-Cola Europacific Partners plc	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/28/03 – 2/29/24*	8.43%
Ten Year:	3/1/14 – 2/29/24*	6.75%
Five Year:	3/1/19 – 2/29/24*	7.13%
One Year:	3/1/23 – 2/29/24	10.66%
Six Months:	9/1/23 – 2/29/24	7.27%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 2.35%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top -down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Regeneron Pharmaceuticals Inc.	5.4%
Cencora Inc.	5.0%
McKesson Corporation	4.5%
Amgen Inc.	4.5%
Cigna Group (The)	3.8%
Cardinal Health Inc.	3.8%
Elevance Health Inc.	3.8%
Tenet Healthcare Corporation	3.7%
Thermo Fisher Scientific Inc.	3.6%
Intuitive Surgical Inc.	3.6%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/7/03 – 2/29/24*	13.10%
Ten Year:	3/1/14 – 2/29/24*	13.68%
Five Year:	3/1/19 – 2/29/24*	13.37%
One Year:	3/1/23 – 2/29/24	48.65%
Six Months:	9/1/23 – 2/29/24	17.42%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 2.37%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Amazon.com Inc.	8.0%
Alphabet Inc.	7.6%
Meta Platforms, Inc.	6.8%
Microsoft Corporation	6.8%
KLA Corporation	5.9%
Visa Inc.	5.7%
Oracle Corporation	5.0%
QUALCOMM Inc.	4.6%
Salesforce, Inc.	4.6%
Cisco Systems Inc.	4.3%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/7/03 – 2/29/24*	4.70%
Ten Year:	3/1/14 – 2/29/24*	(1.81)%
Five Year:	3/1/19 – 2/29/24*	2.67%
One Year:	3/1/23 – 2/29/24	4.80%
Six Months:	9/1/23 – 2/29/24	(1.43)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.14%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Exxon Mobil Corporation	7.5%
Chevron Corporation	6.5%
ConocoPhillips	3.6%
Linde plc	3.4%
Eni SpA	3.0%
Suncor Energy, Inc.	3.0%
TotalEnergies S.E.	3.0%
Rio Tinto plc	2.9%
Diamondback Energy, Inc.	2.9%
Petroleo Brasileiro S.A.	2.9%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/7/03 – 2/29/24*	3.91%
Ten Year:	3/1/14 – 2/29/24*	6.11%
Five Year:	3/1/19 – 2/29/24*	6.62%
One Year:	3/1/23 – 2/29/24	11.64%
Six Months:	9/1/23 – 2/29/24	17.42%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.05%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Berkshire Hathaway, Inc.	10.2%
JPMorgan Chase & Company	4.6%
Mastercard, Inc.	4.5%
Visa, Inc.	4.3%
Chubb Ltd.	4.0%
Bank of America Corporation	3.9%
CME Group, Inc.	3.4%
Wells Fargo & Company	3.3%
Aflac, Inc.	3.2%
Ameriprise Financial, Inc.	3.0%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	3.10%
Ten Year:	3/1/14 – 2/29/24*	0.57%
Five Year:	3/1/19 – 2/29/24*	0.74%
One Year:	3/1/23 – 2/29/24	1.22%
Six Months:	9/1/23 – 2/29/24	1.43%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.50%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends, and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.2%
Vanguard Short-Term Bond Index Fund Admiral Class	30.2%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	2.25%
Ten Year:	3/1/14 – 2/29/24*	(0.11)%
Five Year:	3/1/19 – 2/29/24*	(0.25)%
One Year:	3/1/23 – 2/29/24	1.38%
Six Months:	9/1/23 – 2/29/24	2.31%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 3.21%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser. An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Intermediate-Term Tax-Exempt Fund Admiral	88.7%
Vanguard Ultra-Short-Term Tax - Exempt Fund Admiral	7.3%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/29/24	4.10%

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	9/1/94 – 2/29/24*	1.74%
Ten Year:	3/1/14 – 2/29/24*	0.69%
Five Year:	3/1/19 – 2/29/24*	1.20%
One Year:	3/1/23 – 2/29/24	4.08%
Six Months:	9/1/23 – 2/29/24	2.08%

¹	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023, is 1.19%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/4/18 – 2/29/24*+	6.49%
Five Year:	3/1/19 – 2/29/24*	8.07%
One Year:	3/1/23 – 2/29/24	15.94%
Six Months:	9/1/23 – 2/29/24	11.05%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.67%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 35%-95% of the Portfolio’s assets to core equity investments; 7.5%-30% to sector equity investments; 2%-55% to fixed income investments; 2.5%-55% to money market investments; and 4%-40% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Saratoga Large Capitalization Value Portfolio, Class I	16.8%
Saratoga Large Capitalization Growth Portfolio, Class I	16.7%
Saratoga Mid Capitalization Portfolio, Class I	11.1%
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	9.6%
Eaton Vance Global Macro Absolute Return Fund, Class I	9.0%
Saratoga Small Capitalization Portfolio, Class I	9.0%
Vanguard Total International Stock Index Fund, Admiral Class	6.3%
Saratoga Technology & Communications Portfolio, Class I	3.9%
Saratoga Health & Biotechnology Portfolio, Class I	3.7%
Vanguard Financials Index Fund, Admiral Class	3.1%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/4/18 – 2/29/24*+	4.66%
Five Year:	3/1/19 – 2/29/24*	5.63%
One Year:	3/1/23 – 2/29/24	9.58%
Six Months:	9/1/23 – 2/29/24	6.83%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 2.67%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 5%-65% of the Portfolio’s assets to core equity investments; 8%- 75% to fixed income investments; 10%- 75% to money market investments; and 2%-30% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	34.9%
Saratoga Large Capitalization Value Portfolio, Class I	13.3%
Saratoga Large Capitalization Growth Portfolio, Class I	13.1%
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4%
Saratoga Mid Capitalization Portfolio, Class I	8.7%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3%
Saratoga Small Capitalization Portfolio, Class I	2.0%
Vanguard Total International Stock Index Fund, Admiral Class	1.0%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/4/18 – 2/29/24*+	6.21%
Five Year:	3/1/19 – 2/29/24*	7.47%
One Year:	3/1/23 – 2/29/24	13.81%
Six Months:	9/1/23 – 2/29/24	9.68%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.23%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 20%-82.5% of the Portfolio’s assets to core equity investments; 2.5%-25% to sector equity investments; 6%-65% to fixed income investments; 7%- 65% to money market investments; and 3%-35% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	19.9%
Saratoga Large Capitalization Value Portfolio, Class I	17.1%
Saratoga Large Capitalization Growth Portfolio, Class I	16.9%
Saratoga Mid Capitalization Portfolio, Class I	11.5%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1%
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3%
Saratoga Small Capitalization Portfolio, Class I	4.0%
Vanguard Total International Stock Index Fund, Admiral Class	2.4%
Saratoga Technology & Communications Portfolio, Class I	2.3%
Saratoga Health & Biotechnology Portfolio, Class I	2.0%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/4/18 – 2/29/24*+	6.02%
Five Year:	3/1/19 – 2/29/24*	7.63%
One Year:	3/1/23 – 2/29/24	14.29%
Six Months:	9/1/23 – 2/29/24	10.09%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.53%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 30%-90% of the Portfolio’s assets to core equity investments; 5%-27.5% to sector equity investments; 3%-60% to fixed income investments; 5%-60% to money market investments; and 3.5%-37.5% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Saratoga Large Capitalization Value Portfolio, Class I	16.5%
Saratoga Large Capitalization Growth Portfolio, Class I	16.3%
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	15.7%
Saratoga Mid Capitalization Portfolio, Class I	11.8%
Eaton Vance Global Macro Absolute Return Fund, Class I	8.2%
Saratoga Small Capitalization Portfolio, Class I	6.5%
Vanguard Short-Term Bond Index Fund, Admiral Class	4.2%
Vanguard Total International Stock Index Fund, Admiral Class	3.9%
Saratoga Technology & Communications Portfolio, Class I	2.7%
Saratoga Health & Biotechnology Portfolio, Class I	2.7%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Avondale, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Periods Ended February 29, 2024
		Class I
Inception:	1/10/18 – 2/29/24*+	5.51%
Five Year:	3/1/19 – 2/29/24*	6.97%
One Year:	3/1/23 – 2/29/24	12.83%
Six Months:	9/1/23 – 2/29/24	9.36%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 10, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 29, 2023 is 3.78%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 10%-75% of the Portfolio’s assets to core equity investments; 7%-70% to fixed income investments; 8.5%-70% to money market investments; and 2.5%-32.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	21.7%
Saratoga Large Capitalization Value Portfolio, Class I	16.9%
Saratoga Large Capitalization Growth Portfolio, Class I	16.8%
Saratoga Mid Capitalization Portfolio, Class I	12.3%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.4%
Saratoga Small Capitalization Portfolio, Class I	6.1%
Vanguard Short-Term Bond Index Fund, Admiral Class	5.8%
Vanguard Total International Stock Index Fund, Admiral Class	3.7%

*	Based on total net assets as of February 29, 2024.

Excludes short-term investments.

Portfolio Composition*

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.8%
	AEROSPACE & DEFENSE - 2.1%
4,789	RTX Corporation	$429,430

	ASSET MANAGEMENT - 2.8%
33,034	Blue Owl Capital, Inc.	593,291

	COMMERCIAL SUPPORT SERVICES - 5.1%
5,794	Clean Harbors, Inc.(a)	1,055,087

	CONTAINERS & PACKAGING - 4.5%
12,272	Crown Holdings, Inc.	940,281

	ELECTRICAL EQUIPMENT - 5.1%
30,277	API Group Corporation(a)	1,061,209

	ENTERTAINMENT CONTENT - 4.1%
24,247	Warner Music Group Corporation	846,948

	FOOD - 4.6%
9,412	Lamb Weston Holdings, Inc.	962,000

	HEALTH CARE FACILITIES & SERVICES - 14.8%
3,495	Cencora, Inc.	823,422
5,496	Charles River Laboratories International, Inc.(a)	1,397,028
1,363	Chemed Corporation	853,415
		3,073,865
	INFRASTRUCTURE REIT - 4.7%
4,624	SBA Communications Corporation, Class A	967,479

	MEDICAL EQUIPMENT & DEVICES - 4.4%
3,626	Danaher Corporation	917,886

	PUBLISHING & BROADCASTING - 8.0%
22,810	Liberty Media Corp-Liberty Formula One(a)	1,659,655

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	REAL ESTATE SERVICES - 5.0%
11,239	CBRE Group, Inc., Class A(a)	$1,032,752

	RETAIL - CONSUMER STAPLES - 2.5%
3,585	Dollar General Corporation	520,936

	SEMICONDUCTORS - 3.4%
8,963	ON Semiconductor Corporation(a)	707,360

	SOFTWARE - 2.2%
1,507	Palo Alto Networks, Inc.(a)	467,999

	SPECIALTY FINANCE - 3.6%
7,749	Walker & Dunlop, Inc.	739,100

	TECHNOLOGY HARDWARE - 4.8%
6,998	Jabil, Inc.	1,008,342

	TECHNOLOGY SERVICES - 7.1%
3,923	CACI International, Inc., Class A(a)	1,470,536

	TRANSPORTATION EQUIPMENT - 4.0%
5,958	Westinghouse Air Brake Technologies Corporation	841,806

	TOTAL COMMON STOCKS (Cost $16,560,143)	19,295,962

	TOTAL INVESTMENTS - 92.8% (Cost $16,560,143)	$19,295,962

	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%	1,485,917

	NET ASSETS - 100.0%	$20,781,879

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	ADVERTISING & MARKETING – 0.9%
3,610	Trade Desk, Inc. (The), Class A(a)	$308,402

	ASSET MANAGEMENT - 2.2%
1,710	Ameriprise Financial, Inc.	696,586

	AUTOMOTIVE - 0.4%
721	Tesla, Inc.(a)	145,555

	BEVERAGES - 1.6%
420	Boston Beer Company, Inc. (The), Class A(a)	129,419
2,403	PepsiCo, Inc.	397,312
		526,731
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.6%
2,660	AbbVie, Inc.	468,293
230	Eli Lilly & Company	173,346
1,629	Neurocrine Biosciences, Inc.(a)	212,422
		854,061
	DIVERSIFIED INDUSTRIALS - 1.2%
2,520	General Electric Company	395,363

	E-COMMERCE DISCRETIONARY - 4.7%
8,555	Amazon.com, Inc.(a)	1,512,182

	ELECTRICAL EQUIPMENT - 1.9%
7,490	A O Smith Corporation	620,921

	ENTERTAINMENT CONTENT - 2.3%
12,580	AppLovin Corporation(a)	751,278

	HEALTH CARE FACILITIES & SERVICES - 8.3%
5,770	Cardinal Health, Inc.	646,125
4,200	DaVita, Inc.(a)	533,274
4,470	Encompass Health Corporation	332,568
1,214	McKesson Corporation	632,992

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.3% (Continued)
1,400	Molina Healthcare, Inc.(a)	$551,474
		2,696,433

	HOME CONSTRUCTION - 2.2%
92	NVR, Inc.(a)	701,552

	INDUSTRIAL SUPPORT SERVICES - 1.0%
4,330	Fastenal Company	316,133

	INFRASTRUCTURE REIT - 0.7%
1,095	American Tower Corporation, Class A	217,752

	INSURANCE - 3.0%
5,870	Arch Capital Group Ltd.(a)	514,153
1,243	Everest Group Ltd.	458,518
		972,671

	INTERNET MEDIA & SERVICES - 12.8%
1,292	Airbnb, Inc., Class A(a)	203,451
4,580	Alphabet, Inc., Class A(a)	634,147
4,605	Alphabet, Inc., Class C(a)	643,687
210	Booking Holdings, Inc.(a)	728,454
5,530	GoDaddy, Inc., Class A(a)	631,250
2,620	Meta Platforms, Inc., Class A	1,284,141
		4,125,130

	LEISURE FACILITIES & SERVICES - 4.6%
490	Domino’s Pizza, Inc.	219,692
6,704	Live Nation Entertainment, Inc.(a),(b)	650,154
4,890	Royal Caribbean Cruises Ltd.(a)	603,182
		1,473,028
	RETAIL - CONSUMER STAPLES - 1.4%
590	Costco Wholesale Corporation	438,895

	RETAIL - DISCRETIONARY - 1.9%
6,100	TJX Companies, Inc. (The)	604,754

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	SEMICONDUCTORS - 9.0%
1,665	Advanced Micro Devices, Inc.(a)	$320,562
1,384	Applied Materials, Inc.	279,042
277	Broadcom, Inc.	360,236
2,009	NVIDIA Corporation	1,589,360
2,375	QUALCOMM, Inc.	374,751
		2,923,951
	SOFTWARE - 20.7%
2,355	Crowdstrike Holdings, Inc., Class A(a)	763,373
7,621	Microsoft Corporation	3,152,350
11,140	Nutanix, Inc., Class A(a)	703,602
3,530	Okta, Inc.(a)	378,769
2,248	Palo Alto Networks, Inc.(a)	698,116
718	Salesforce, Inc.(a)	221,733
1,114	Synopsys, Inc.(a)	639,135
650	Veeva Systems, Inc., Class A(a)	146,581
		6,703,659
	TECHNOLOGY HARDWARE - 11.1%
15,577	Apple, Inc.	2,815,543
2,750	Arista Networks, Inc.(a)	763,235
		3,578,778
	TECHNOLOGY SERVICES - 1.8%
855	Automatic Data Processing, Inc.	214,716
1,290	Visa, Inc., Class A	364,606
		579,322
	WHOLESALE - DISCRETIONARY - 1.3%
7,802	Copart, Inc.(a)	414,676

	TOTAL COMMON STOCKS (Cost $21,745,975)	31,557,813

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 29, 2024

Principal
Amount ($)		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.0%(c)
	REPURCHASE AGREEMENTS - 0.0%(c)
575	Deutsche Bank Securities, Inc., dated 2/29/2024, due 3/1/2024, 5.300%, total to be received $575 (Collateralized by various US Government agency obligations, due 6/1/2036-10/15/2062, 2.000%-7.500% totaling $586)(d)	$575

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $575)

Shares
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
501,691	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $501,691)(c)	501,691

	TOTAL INVESTMENTS - 99.2% (Cost $22,248,241)	$32,060,079
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	273,032
	NET ASSETS - 100.0%	$32,333,111

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $229,164.

(c)	Less than 0.05%

(d)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $575 at February 29, 2024. Additional collateral received from the borrower not disclosed in the Schedule of Investments had a value of $227,304 on February 29, 2024.

(d)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	APPAREL & TEXTILE PRODUCTS - 2.3%
4,515	Skechers USA, Inc., Class A(a)	$279,072

	ASSET MANAGEMENT - 5.1%
2,258	Apollo Global Management, Inc.	252,445
940	Ares Management Corporation, CLASS A	124,672
1,995	Raymond James Financial, Inc.	240,038
		617,155
	BANKING - 3.0%
2,480	Comerica, Inc.	122,462
2,100	Western Alliance Bancorp	121,233
3,165	Zions Bancorp NA	124,796
		368,491
	CHEMICALS - 1.7%
970	Avery Dennison Corporation	210,034

	COMMERCIAL SUPPORT SERVICES - 0.5%
350	Republic Services, Inc.	64,260

	CONSTRUCTION MATERIALS - 2.6%
1,225	Vulcan Materials Company	325,666

	ELECTRIC UTILITIES - 2.5%
5,740	Vistra Corporation	313,060

	ELECTRICAL EQUIPMENT - 8.3%
1,445	Allegion plc	184,772
695	AMETEK, Inc.	125,225
330	Hubbell, Inc.	125,621
3,185	nVent Electric PLC	214,413
1,795	Otis Worldwide Corporation	171,064
2,825	Vertiv Holdings Company	191,027
		1,012,122

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ENGINEERING & CONSTRUCTION - 2.3%
5,985	WillScot Mobile Mini Holdings Corporation(a),(b)	$285,784

	HEALTH CARE FACILITIES & SERVICES - 4.1%
280	Cencora, Inc.	65,968
1,515	IQVIA Holdings, Inc.(a)	374,448
280	Laboratory Corp of America Holdings	60,432
		500,848
	HOME CONSTRUCTION - 1.5%
3,855	AZEK Company, Inc. (The)(a)	185,464

	INDUSTRIAL REIT - 1.9%
1,315	EastGroup Properties, Inc.	231,032

	INDUSTRIAL SUPPORT SERVICES - 1.5%
1,105	SiteOne Landscape Supply, Inc.(a)	186,170

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,300	Nasdaq, Inc.	129,260

	INSURANCE - 3.6%
760	Allstate Corporation (The)	121,235
220	Arthur J Gallagher & Company	53,665
1,495	Reinsurance Group of America, Inc.	264,391
		439,291
	INTERNET MEDIA & SERVICES - 4.1%
4,055	DoorDash, Inc., Class A(a)	505,131

	LEISURE PRODUCTS - 1.6%
625	Axon Enterprise, Inc.(a)	192,106

	MACHINERY - 1.0%
970	Crane Company	117,913

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.4%
1,605	Agilent Technologies, Inc.	$220,463
9,240	Avantor, Inc.(a)	227,673
2,550	Bruker Corporation	220,677
		668,813
	METALS & MINING - 2.7%
17,015	Constellium S.E.(a)	329,921

	OIL & GAS PRODUCERS - 4.1%
1,835	Diamondback Energy, Inc.	334,924
5,555	Range Resources Corporation	175,649
		510,573

	OIL & GAS SERVICES & EQUIPMENT - 2.5%
14,150	TechnipFMC plc	306,914

	RETAIL - DISCRETIONARY - 5.2%
52	AutoZone, Inc.(a)	156,313
1,520	Floor & Decor Holdings, Inc., Class A(a),(b)	184,102
555	Ulta Beauty, Inc.(a)	304,452
		644,867
	SELF-STORAGE REIT - 1.9%
1,670	Extra Space Storage, Inc.	235,420

	SEMICONDUCTORS - 9.1%
5,300	Marvell Technology, Inc.	379,798
645	Monolithic Power Systems, Inc.	464,426
3,610	ON Semiconductor Corporation(a)	284,901
		1,129,125
	SOFTWARE - 5.1%
920	MongoDB, Inc.(a)	411,774
485	Tyler Technologies, Inc.(a)	212,013
		623,787
	SPECIALTY FINANCE - 1.0%
2,195	First American Financial Corporation	128,210

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 0.9%
335	Motorola Solutions, Inc.	$110,681

	TECHNOLOGY SERVICES - 7.0%
710	CACI International, Inc., Class A(a)	266,143
855	CDW Corporation	210,510
550	Equifax, Inc.	150,475
445	MSCI, Inc.	249,631
		876,759

	TRANSPORTATION & LOGISTICS - 4.3%
510	Saia, Inc.(a)	293,454
1,625	TFI International, Inc.	240,208
		533,662
	WHOLESALE - CONSUMER STAPLES - 1.5%
2,365	Performance Food Group Company(a)	181,562

	TOTAL COMMON STOCKS (Cost $8,821,826)	12,243,153

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
229,640	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $229,640)(c)	229,640

	TOTAL INVESTMENTS - 101.2% (Cost $9,051,466)	$12,472,793
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(153,023)
	NET ASSETS - 100.0%	$12,319,770

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $467,946 at February 29, 2024.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE - 0.2%
867	Kratos Defense & Security Solutions, Inc.(a)	$15,814

	APPAREL & TEXTILE PRODUCTS - 0.6%
1,832	Rocky Brands, Inc.	45,708

	ASSET MANAGEMENT - 1.0%
1,659	Artisan Partners Asset Management, Inc., Class A	71,453

	AUTOMOTIVE - 1.6%
5,794	Goodyear Tire & Rubber Company (The)(a)	68,833
520	Modine Manufacturing Company(a)	46,649
		115,482
	BANKING - 8.0%
3,962	Alerus Financial Corporation	86,411
644	City Holding Company	64,709
7,255	Colony Bankcorp, Inc.	82,272
1,189	Equity Bancshares, Inc., Class A	37,846
8,196	Fulton Financial Corporation	126,217
1,164	Nicolet Bankshares, Inc.	91,874
743	Preferred Bank	53,385
2,823	Premier Financial Corporation	54,710
		597,424
	BIOTECH & PHARMA - 8.2%
2,303	Alkermes plc(a)	68,376
20,206	Allogene Therapeutics, Inc.(a)	99,211
1,015	Amphastar Pharmaceuticals, Inc.(a)	47,269
3,021	Arvinas, Inc.(a),(b)	138,905
21,815	Heron Therapeutics, Inc.(a)	58,028
1,461	Janux Therapeutics, Inc.(a),(b)	70,683
347	Krystal Biotech, Inc.(a)	55,336
21,023	Rigel Pharmaceuticals, Inc.(a)	31,955
31,101	Sangamo Therapeutics, Inc.(a)	36,077
		605,840

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	CHEMICALS - 2.9%
25,777	Danimer Scientific, Inc.(a),(b)	$34,541
12,802	Perimeter Solutions S.A.(a)	77,836
520	Quaker Chemical Corporation	104,260
		216,637
	CONSTRUCTION MATERIALS - 3.9%
644	Simpson Manufacturing Company, Inc.	134,390
3,392	Summit Materials, Inc., Class A(a)	144,872
		279,262
	CONSUMER SERVICES - 2.1%
2,328	Coursera, Inc.(a)	37,411
3,095	Perdoceo Education Corporation	55,122
1,015	Stride, Inc.(a)	60,646
		153,179
	CONTAINERS & PACKAGING - 1.0%
2,550	Karat Packaging, Inc.	75,455

	ELECTRIC UTILITIES - 0.6%
743	ALLETE, Inc.	42,084

	ELECTRICAL EQUIPMENT - 5.6%
1,213	AAON, Inc.	101,868
570	Badger Meter, Inc.	90,453
1,189	Mesa Laboratories, Inc.	129,827
421	Watts Water Technologies, Inc., Class A	85,863
		408,011
	ENGINEERING & CONSTRUCTION - 5.6%
990	Arcosa, Inc.	82,170
520	EMCOR Group, Inc.	163,031
1,535	Fluor Corporation(a)	56,488
446	Installed Building Products, Inc.	106,563
		408,252
	FOOD - 1.7%
1,164	BellRing Brands, Inc.(a)	66,290

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	FOOD - 1.7% (Continued)
4,754	Dole plc	$56,145
		122,435
	FORESTRY, PAPER & WOOD PRODUCTS - 2.0%
2,451	Sylvamo Corporation	148,065

	GAS & WATER UTILITIES - 0.4%
1,040	Consolidated Water Company Ltd.	30,742

	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,015	HealthEquity, Inc.(a)	83,849
248	Medpace Holdings, Inc.(a)	98,586
1,560	Option Care Health, Inc.(a)	50,341
1,510	Progyny, Inc.(a)	55,145
		287,921
	HOME CONSTRUCTION - 2.8%
1,362	Dream Finders Homes, Inc.(a)	53,295
792	Green Brick Partners, Inc.(a)	46,332
718	KB Home	47,697
495	M/I Homes, Inc.(a)	62,860
		210,184
	HOUSEHOLD PRODUCTS - 0.8%
421	Inter Parfums, Inc.	61,769

	INDUSTRIAL SUPPORT SERVICES - 1.9%
743	Applied Industrial Technologies, Inc.	141,088

	INSURANCE - 2.5%
3,293	Horace Mann Educators Corporation	119,174
3,987	Lemonade, Inc.(a),(b)	64,749
		183,923
	INTERNET MEDIA & SERVICES - 1.1%
1,709	HealthStream, Inc.	46,621
10,969	Opendoor Technologies, Inc.(a)	33,785
		80,406

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	LEISURE FACILITIES & SERVICES - 5.3%
3,962	Madison Square Garden Entertainment Corporation(a)	$152,497
1,461	Sphere Entertainment Company(a)	63,261
817	United Parks & Resorts, Inc.(a)	41,953
20,998	Virgin Galactic Holdings, Inc.(a)	36,537
272	Wingstop, Inc.	95,486
		389,734
	MACHINERY - 2.9%
1,907	Energy Recovery, Inc.(a)	29,806
1,411	Enerpac Tool Group Corporation	47,565
570	Lindsay Corporation	68,007
1,139	Terex Corporation	65,322
		210,700
	MEDICAL EQUIPMENT & DEVICES - 1.1%
545	Haemonetics Corporation(a)	39,774
248	Inspire Medical Systems, Inc.(a)	44,402
1	Zynex, Inc.(a)	14
		84,190
	METALS & MINING - 1.5%
3,368	Century Aluminum Company(a)	35,263
1,387	Warrior Met Coal, Inc.	79,017
		114,280
	OFFICE REIT - 1.0%
4,011	Equity Commonwealth(a)	75,527

	OIL & GAS PRODUCERS - 3.3%
1,139	Matador Resources Company	71,928
248	Murphy USA, Inc.	103,418
1,981	Par Pacific Holdings, Inc.(a)	71,554
		246,900
	RENEWABLE ENERGY - 1.0%
817	EnerSys	75,066

	RETAIL - DISCRETIONARY - 3.9%
867	Abercrombie & Fitch Company, Class A(a)	110,768

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY - 3.9% (Continued)
620	Builders FirstSource, Inc.(a)	$121,012
1,411	Urban Outfitters, Inc.(a)	58,627
		290,407
	SEMICONDUCTORS - 1.8%
3,714	Veeco Instruments, Inc.(a)	134,484

	SOFTWARE - 5.7%
842	Altair Engineering, Inc., Class A(a)	71,637
248	Appfolio, Inc., Class A(a)	60,038
768	Blackline, Inc.(a)	43,569
3,962	Health Catalyst, Inc.(a)	32,964
347	Qualys, Inc.(a)	59,635
322	SPS Commerce, Inc.(a)	59,622
3,665	Veradigm, Inc.(a)	21,953
5,745	Weave Communications, Inc.(a)	71,985
		421,403
	SPECIALTY FINANCE - 1.8%
1,065	Flywire Corporation(a)	30,235
792	GATX Corporation	100,458
31	PROG Holdings, Inc.(a)	957
		131,650
	TECHNOLOGY HARDWARE - 3.3%
9,731	3D Systems Corporation(a)	40,286
347	Fabrinet(a)	74,803
149	Super Micro Computer, Inc.(a)	129,052
		244,141
	TECHNOLOGY SERVICES - 2.6%
446	ICF International, Inc.	69,064
4,309	Riot Blockchain, Inc.(a),(b)	60,843
3,516	StoneCompany Ltd.(a)	60,510
		190,417
	TELECOMMUNICATIONS - 1.1%
15,352	8x8, Inc.(a)	43,446

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TELECOMMUNICATIONS - 1.1% (Continued)
11,118	AST SpaceMobile, Inc.(a)	$35,244
		78,690
	TRANSPORTATION & LOGISTICS - 0.8%
545	Matson, Inc.	60,522

	WHOLESALE - CONSUMER STAPLES - 0.8%
792	Performance Food Group Company(a)	60,801

	TOTAL COMMON STOCKS (Cost $5,775,310)	7,110,046

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 6.7%
	REPURCHASE AGREEMENTS - 6.7%
497,314	Deutsche Bank Securities, Inc. dated 2/29/2024, due 3/1/2024,5.300% total to be received $507,260 (Collateralized by various US Government agency obligations, due 06/01/2036-10/15/2062, 2.00%-7.500% totaling $505,105)	497,314
	TOTAL REPURCHASE AGREEMENTS (Cost $497,314)	497,314

	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
233,657	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $233,657)(c)	233,657

	TOTAL INVESTMENTS - 106.2% (Cost $6,506,281)	$7,841,017
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(454,294)
	NET ASSETS - 100.0%	$7,386,723

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $627,418. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $150,854 on February 29, 2024.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Australia - 4.5%
860	Rio Tinto Ltd.(a)	$69,258
27,120	Stockland Corp. Ltd.(a)	79,243
		148,501
	Brazil - 2.4%
4,270	TIM Participacoes S.A. - ADR	78,952

	Canada - 4.3%
13,560	Kinross Gold Corporation	66,444
1,670	Rogers Communications, Inc., Class B	73,903
		140,347
	Cayman Islands - 1.7%
31,000	Haidilao International Holding Ltd.(a)	56,376

	China - 3.8%
2,500	BYD Company Ltd., H Shares(a)	61,575
10,000	Tsingtao Brewery Company, Ltd.(a)	63,988
		125,563
	Denmark - 2.9%
810	Novo Nordisk A/S(a)	96,691

	France - 7.2%
2,620	Bureau Veritas S.A.(a)	76,132
1,280	Compagnie de Saint-Gobain(a)	98,680
550	Ipsen S.A.(a)	60,422
		235,234
	Germany - 4.7%
303	Allianz SE(a)	83,224
1,780	GEA Group AG(a)	71,802
		155,026
	Indonesia - 2.5%
211,500	Bank Rakyat Indonesia Persero Tbk PT	82,418

	Italy - 4.5%
3,260	Assicurazioni Generali SpA(a)	77,327

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Italy - 4.5% (Continued)
4,570	Eni SpA(a)	$70,374
		147,701
	Japan - 18.0%
1,900	Aisin Seiki Co. Ltd.(a)	71,756
2,253	Hoshizaki Corporation(a)	76,906
1,400	Mitsubishi Heavy Industries Ltd.(a)	110,809
1,800	Otsuka Corporation(a)	79,152
900	Sony Corporation(a)	77,536
1,500	Sumitomo Mitsui Financial Group, Inc.(a)	83,575
1,400	Toyota Tsusho Corp.(a)	90,700
		590,434
	Korea (Republic of) - 5.2%
310	Hanmi Pharmaceutical Company Ltd.(a),(b)	77,635
1,010	Kia Motors Corporation(a),(b)	94,381
		172,016
	Korea (Republic Of) - 1.6%
780	Orion Corporation of Republic of Korea(a)	54,285

	Mexico - 2.2%
18,370	Wal-Mart de Mexico S.A.B de C.V.	73,359

	Netherlands - 2.3%
1,660	STMicroelectronics N.V.(a)	75,379

	Singapore - 2.3%
3,000	DBS Group Holdings Ltd.	74,385

	Spain - 4.2%
19,900	Banco Santander S.A.(a)	82,937
2,400	Gas Natural Sdg Sa(a)	56,825
		139,762
	Switzerland - 4.6%
670	Novartis AG(a)	67,608

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Switzerland - 4.6% (Continued)
2,900	UBS Group AG(a)	$82,809
		150,417
	Taiwan Province Of China - 2.2%
10,000	Quanta Computer, Inc.(a)	73,311

	Taiwan Province of China - 2.8%
720	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	92,642

	Thailand - 2.0%
10,700	Bumrungrad Hospital PCL(a)	66,659

	United Kingdom - 9.8%
1,840	BP plc - ADR	64,382
1,260	Coca-Cola European Partners plc	86,474
980	InterContinental Hotels Group plc(a)	104,074
20,700	J Sainsbury plc(a)	65,349
		320,279
	United States - 2.6%
540	Check Point Software Technologies Ltd.(b)	86,628

	TOTAL COMMON STOCKS (Cost $2,717,921)	3,236,365

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
24,342	Dreyfus Institutional Preferred Government Money, Institutional Class, 5.27% (Cost $24,342)(c)	24,342

	TOTAL INVESTMENTS - 99.0% (Cost $2,742,263)	$3,260,707
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	32,864
	NET ASSETS - 100.0%	$3,293,571

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2%
	BIOTECH & PHARMA - 34.7%
1,992	Amgen, Inc.	$545,469
1,184	Biogen, Inc.(a)	256,916
19,368	Exelixis, Inc.(a)	424,159
3,068	Gilead Sciences, Inc.	221,203
3,632	Incyte Corporation(a)	211,964
2,111	Jazz Pharmaceuticals plc(a)	250,998
1,520	Johnson & Johnson	245,298
3,206	Merck & Company, Inc.	407,643
3,591	Novartis A.G. - ADR	362,583
670	Regeneron Pharmaceuticals, Inc.(a)	647,281
1,657	United Therapeutics Corporation(a)	373,885
587	Vertex Pharmaceuticals, Inc.(a)	246,974
		4,194,373
	HEALTH CARE FACILITIES & SERVICES - 44.3%
4,068	Cardinal Health, Inc.	455,535
2,565	Cencora, Inc.	604,314
3,907	Centene Corporation(a)	306,426
1,371	Cigna Group (The)	460,848
908	Elevance Health, Inc.	455,135
3,099	Ensign Group, Inc. (The)	387,127
966	Humana, Inc.	338,409
1,570	Laboratory Corp of America Holdings	338,853
1,050	McKesson Corporation	547,481
973	Molina Healthcare, Inc.(a)	383,274
6,368	Progyny, Inc.(a)	232,559
4,823	Tenet Healthcare Corporation(a)	448,539
800	UnitedHealth Group, Inc.	394,880
		5,353,380
	MEDICAL EQUIPMENT & DEVICES - 20.2%
752	Bio-Rad Laboratories, Inc., Class A(a)	245,062
1,556	Danaher Corporation	393,886
1,120	Intuitive Surgical, Inc.(a)	431,872
3,626	Medtronic PLC	302,263
2,572	Revvity, Inc.	281,865

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.2% (Continued)
1,003	Stryker Corporation	$350,117
768	Thermo Fisher Scientific, Inc.	437,899
		2,442,964

	TOTAL COMMON STOCKS (Cost $8,257,238)	11,990,717

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
129,453	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $129,453)(b)	129,453

	TOTAL INVESTMENTS - 100.3% (Cost $8,386,691)	$12,120,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(32,033)
	NET ASSETS - 100.0%	$12,088,137

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	E-COMMERCE DISCRETIONARY - 10.1%
20,060	Amazon.com, Inc.(a)	$3,545,805
19,638	eBay, Inc.	928,485
		4,474,290
	INDUSTRIAL SUPPORT SERVICES - 1.3%
3,000	Applied Industrial Technologies, Inc.	569,670

	INTERNET MEDIA & SERVICES - 15.9%
4,800	Alphabet, Inc., Class A(a)	664,608
24,170	Alphabet, Inc., Class C(a)	3,378,483
6,173	Meta Platforms, Inc., Class A	3,025,572
		7,068,663
	SEMICONDUCTORS - 16.9%
24,038	Intel Corporation	1,034,836
3,800	KLA Corporation	2,592,740
8,000	Kulicke & Soffa Industries, Inc.	380,960
1,791	NVIDIA Corporation	1,416,896
13,020	QUALCOMM, Inc.	2,054,426
		7,479,858
	SOFTWARE - 26.1%
13,000	Akamai Technologies, Inc.(a)	1,441,960
2,100	Crowdstrike Holdings, Inc., Class A(a)	680,715
7,242	Microsoft Corporation	2,995,582
19,926	Oracle Corporation	2,225,336
6,620	Salesforce, Inc.(a)	2,044,388
3,200	Synopsys, Inc.(a)	1,835,936
1,500	Veeva Systems, Inc., Class A(a)	338,265
		11,562,182
	TECHNOLOGY HARDWARE - 7.1%
6,768	Apple, Inc.	1,223,316
39,577	Cisco Systems, Inc.	1,914,339
		3,137,655
	TECHNOLOGY SERVICES - 22.1%
17,805	Amdocs Ltd.	1,623,816
11,963	Cognizant Technology Solutions Corporation, Class A	945,316

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 22.1% (Continued)
10,473	Global Payments, Inc.	$1,358,348
5,795	Jack Henry & Associates, Inc.	1,006,997
3,236	Mastercard, Inc., Class A	1,536,323
9,848	Parsons Corporation(a)	793,847
8,961	Visa, Inc., Class A	2,532,738
		9,797,385

	TOTAL COMMON STOCKS (Cost $11,486,778)	44,089,703

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
320,714	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $320,714)(b)	320,714

	TOTAL INVESTMENTS - 100.2% (Cost $11,807,492)	$44,410,417
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(94,100)
	NET ASSETS - 100.0%	$44,316,317

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1%
	CHEMICALS - 15.2%
1,261	BASF S.E. - ADR	$16,116
572	Dow, Inc.	31,963
92	Eastman Chemical Company	8,072
439	Huntsman Corporation	11,238
100	Linde plc	44,883
311	LyondellBasell Industries N.V., Class A	31,187
748	Mosaic Company (The)	23,308
247	PPG Industries, Inc.	34,975
		201,742
	CONSTRUCTION MATERIALS - 2.1%
49	Martin Marietta Materials, Inc.	28,308

	CONTAINERS & PACKAGING - 3.3%
459	Berry Global Group, Inc.	26,718
466	International Paper Company	16,478
		43,196
	ENGINEERING & CONSTRUCTION - 0.3%
172	Technip Energies N.V. - ADR	3,744

	METALS & MINING - 12.6%
1,865	Anglo American plc - ADR	20,142
8,828	B2Gold Corporation	21,187
326	BHP Group Ltd. - ADR	18,693
3,306	Glencore plc - ADR	31,308
3,290	Kinross Gold Corporation	16,121
596	Rio Tinto plc - ADR	38,459
1,595	Vale S.A. - ADR	21,389
		167,299
	OIL & GAS PRODUCERS - 57.2%
459	BP PLC - ADR	16,060
499	Canadian Natural Resources Ltd.	34,775
259	Chesapeake Energy Corporation	21,440
565	Chevron Corporation	85,886
395	Civitas Resources, Inc.	27,129

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	OIL & GAS PRODUCERS - 57.2% (Continued)
426	ConocoPhillips	$47,942
210	Diamondback Energy, Inc.	38,329
1,299	Eni SpA - ADR	39,945
299	EOG Resources, Inc.	34,224
734	Equinor ASA - ADR	18,071
3,052	Equitrans Midstream Corporation	32,626
949	Exxon Mobil Corporation	99,188
1,736	Kinder Morgan, Inc.	30,189
143	Marathon Petroleum Corporation	24,200
675	Ovintiv, Inc.	33,352
600	PBF Energy, Inc., Class A	28,020
2,310	Petroleo Brasileiro S.A. - ADR	38,161
448	Shell PLC - ADR	28,148
1,153	Suncor Energy, Inc.	39,617
616	TotalEnergies S.E. - ADR	39,468
161	Woodside Energy Group Ltd. - ADR	3,175
		759,945
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
803	Halliburton Company	28,161

	STEEL - 4.3%
160	Nucor Corporation	30,768
334	POSCO - ADR	26,998
		57,766

	TOTAL COMMON STOCKS (Cost $965,900)	1,290,161

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
31,756	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $31,756)(a)	$31,756

	TOTAL INVESTMENTS - 99.5% (Cost $997,656)	$1,321,917
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	7,169
	NET ASSETS - 100.0%	$1,329,086

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6%
	ASSET MANAGEMENT - 10.5%
89	Ameriprise Financial, Inc.	$36,256
223	Apollo Global Management, Inc.	24,931
13	BlackRock, Inc.	10,547
50	Blackstone, Inc.	6,391
85	Charles Schwab Corporation (The)	5,676
32	F&G Annuities & Life, Inc.	1,209
623	Janus Henderson Group plc	19,413
306	Stifel Financial Corporation	23,213
		127,636
	BANKING - 23.5%
1,387	Bank of America Corporation	47,880
529	Bank OZK	23,170
452	Citigroup, Inc.	25,081
343	East West Bancorp, Inc.	24,991
301	JPMorgan Chase & Company	56,005
42	PNC Financial Services Group, Inc. (The)	6,182
573	Synovus Financial Corporation	21,740
766	US Bancorp	32,141
182	Webster Financial Corporation	8,670
717	Wells Fargo & Company	39,858
		285,718
	INSTITUTIONAL FINANCIAL SERVICES - 11.6%
157	Cboe Global Markets, Inc.	30,144
190	CME Group, Inc.	41,867
27	Goldman Sachs Group, Inc. (The)	10,504
181	Interactive Brokers Group, Inc., Class A	19,678
42	Intercontinental Exchange, Inc.	5,814
94	Morgan Stanley	8,088
337	State Street Corporation	24,847
		140,942
	INSURANCE - 27.3%
474	Aflac, Inc.	38,271
191	American Financial Group, Inc.	24,385
18	Aon PLC, Class A	5,688

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INSURANCE - 27.3% (Continued)
109	Axis Capital Holdings Ltd.	$6,820
302	Berkshire Hathaway, Inc., Class B(a)	123,638
191	Chubb Ltd.	48,069
33	Everest Re Group Ltd.	12,173
115	Marsh & McLennan Companies, Inc.	23,261
67	Progressive Corporation (The)	12,701
309	Voya Financial, Inc.	21,123
176	W R Berkley Corporation	14,714
		330,843
	SPECIALTY FINANCE - 6.8%
93	American Express Company	20,406
141	Capital One Financial Corporation	19,403
56	Discover Financial Services	6,759
610	MGIC Investment Corporation	12,133
574	Synchrony Financial	23,706
		82,407
	TECHNOLOGY SERVICES - 16.9%
275	Block, Inc., Class A(a)	21,854
40	Fiserv, Inc.(a)	5,971
115	Mastercard, Inc., Class A	54,598
15	Moody’s Corporation	5,691
170	PayPal Holdings, Inc.(a)	10,258
32	S&P Global, Inc.	13,708
680	Toast, Inc., Class A(a)	15,640
186	Visa, Inc., Class A	52,571
775	Western Union Company (The)	10,393
65	WEX, Inc.(a)	14,282
		204,966

	TOTAL COMMON STOCKS (Cost $711,588)	1,172,512

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
32,945	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $32,945)(b)	$32,945

	TOTAL INVESTMENTS - 99.3% (Cost $744,533)	$1,205,457
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	8,924
	NET ASSETS - 100.0%	$1,214,381

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.4%
	FIXED INCOME - 94.4%
687,644	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$6,965,834
326,668	Vanguard Short-Term Bond Index Fund, Admiral Class	3,273,211
		10,239,045

	TOTAL OPEN END FUNDS (Cost $10,382,724)	10,239,045

	SHORT-TERM INVESTMENT — 5.7%
	MONEY MARKET FUND - 5.7%
622,841	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $622,841)(a)	622,841

	TOTAL INVESTMENTS - 100.1% (Cost $11,005,565)	$10,861,886
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(7,106)
	NET ASSETS - 100.0%	$10,854,780

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 96.0%
	FIXED INCOME - 96.0%
36,168	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$494,780
2,581	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	40,654
		535,434

	TOTAL OPEN END FUNDS (Cost $535,922)	535,434

	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
15,718	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.20% (Cost $15,718)(a)	15,718

	TOTAL INVESTMENTS - 98.8% (Cost $551,640)	$551,152
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	6,901
	NET ASSETS - 100.0%	$558,053

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.0%
	MONEY MARKET FUNDS - 99.0%
1,255,349	BlackRock Liquidity FedFund, Institutional Class, 5.20%(a)	$1,255,349
1,255,349	Dreyfus Government Cash Management Fund, Class I, 5.21%(a)	1,255,349
1,255,349	Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(a)	1,255,349
1,255,349	JPMorgan US Government Money Market Fund, Capital Class, 5.20%(a)	1,255,349
	TOTAL MONEY MARKET FUNDS (Cost $5,021,396)	5,021,396

	TOTAL INVESTMENTS - 99.0% (Cost $5,021,396)	$5,021,396
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	52,038
	NET ASSETS - 100.0%	$5,073,434

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.7%
	ALTERNATIVE - 9.0%
13,803	Eaton Vance Global Macro Absolute Return Fund, Class I	$114,569

	EQUITY - 73.5%
2,726	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	37,484
2,025	Saratoga Health & Biotechnology Portfolio, Class I(b)	47,457
7,495	Saratoga Large Capitalization Growth Portfolio, Class I(b)	211,656
7,332	Saratoga Large Capitalization Value Portfolio, Class I(b)	213,958
9,908	Saratoga Mid Capitalization Portfolio, Class I(b)	140,792
15,126	Saratoga Small Capitalization Portfolio, Class I(a),(b)	113,899
1,864	Saratoga Technology & Communications Portfolio, Class I(b)	49,145
804	Vanguard Financials Index Fund, Admiral Class	39,521
2,529	Vanguard Total International Stock Index Fund, Admiral Class	79,727
		933,639
	FIXED INCOME – 12.2%
11,990	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	121,462
3,249	Vanguard Short-Term Bond Index Fund, Admiral Class	32,560
		154,022

	TOTAL OPEN END FUNDS (Cost $1,091,015)	1,202,230

	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND - 5.0%
63,425	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $63,425)(c)	63,425

	TOTAL INVESTMENTS - 99.7% (Cost $1,154,440)	$1,265,655
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	4,283
	NET ASSETS - 100.0%	$1,269,938

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 89.8%
	ALTERNATIVE - 7.3%
26,014	Eaton Vance Global Macro Absolute Return Fund, Class I	$215,912

	EQUITY - 38.2%
13,635	Saratoga Large Capitalization Growth Portfolio, Class I(a)	385,060
13,340	Saratoga Large Capitalization Value Portfolio, Class I(a)	389,274
17,999	Saratoga Mid Capitalization Portfolio, Class I(a)	255,768
7,899	Saratoga Small Capitalization Portfolio, Class I(a),(b)	59,481
973	Vanguard Total International Stock Index Fund, Admiral Class	30,680
		1,120,263
	FIXED INCOME - 44.3%
101,125	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,024,397
27,390	Vanguard Short-Term Bond Index Fund, Admiral Class	274,451
		1,298,848

	TOTAL OPEN END FUNDS (Cost $2,541,294)	2,635,023

	SHORT-TERM INVESTMENT — 10.2%
	MONEY MARKET FUND - 10.2%
297,815	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $297,815)(c)	297,815

	TOTAL INVESTMENTS - 100.0% (Cost $2,839,109)	$2,932,838
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(d)	424
	NET ASSETS - 100.0%	$2,933,262

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

(d)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.7%
	ALTERNATIVE - 7.1%
17,933	Eaton Vance Global Macro Absolute Return Fund, Class I	$148,846

	EQUITY - 59.4%
2,391	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	32,873
1,791	Saratoga Health & Biotechnology Portfolio, Class I(b)	41,989
12,496	Saratoga Large Capitalization Growth Portfolio, Class I(b)	352,893
12,241	Saratoga Large Capitalization Value Portfolio, Class I(b)	357,206
16,879	Saratoga Mid Capitalization Portfolio, Class I(b)	239,857
11,218	Saratoga Small Capitalization Portfolio, Class I(a),(b)	84,475
1,840	Saratoga Technology & Communications Portfolio, Class I(b)	48,492
731	Vanguard Financials Index Fund, Admiral Class	35,914
1,563	Vanguard Total International Stock Index Fund, Admiral Class	49,278
		1,242,977
	FIXED INCOME - 25.2%
41,093	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	416,276
11,137	Vanguard Short-Term Bond Index Fund, Admiral Class	111,596
		527,872

	TOTAL OPEN END FUNDS (Cost $1,748,879)	1,919,695

	SHORT-TERM INVESTMENT — 8.1%
	MONEY MARKET FUND - 8.1%
169,597	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $169,597)(c)	169,597

	TOTAL INVESTMENTS - 99.8% (Cost $1,918,476)	$2,089,292
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,528
	NET ASSETS - 100.0%	$2,092,820

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 92.8%
	ALTERNATIVE - 8.1%
10,331	Eaton Vance Global Macro Absolute Return Fund, Class I	$85,750

	EQUITY - 64.8%
1,884	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	25,898
1,189	Saratoga Health & Biotechnology Portfolio, Class I(b)	27,871
6,050	Saratoga Large Capitalization Growth Portfolio, Class I(b)	170,846
5,919	Saratoga Large Capitalization Value Portfolio, Class I(b)	172,716
8,699	Saratoga Mid Capitalization Portfolio, Class I(b)	123,611
8,992	Saratoga Small Capitalization Portfolio, Class I(a),(b)	67,707
1,092	Saratoga Technology & Communications Portfolio, Class I(b)	28,796
416	Vanguard Financials Index Fund, Admiral Class	20,468
1,313	Vanguard Total International Stock Index Fund, Admiral Class	41,377
		679,290
	FIXED INCOME - 19.9%
16,230	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	164,406
4,399	Vanguard Short-Term Bond Index Fund, Admiral Class	44,073
		208,479

	TOTAL OPEN END FUNDS (Cost $885,212)	973,519

	SHORT-TERM INVESTMENT — 6.6%
	MONEY MARKET FUND - 6.6%
68,983	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $68,983)(c)	68,983

	TOTAL INVESTMENTS - 99.4% (Cost $954,195)	$1,042,502
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	5,998
	NET ASSETS - 100.0%	$1,048,500

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	OPEN END FUNDS — 90.7%
	ALTERNATIVE - 7.4%
7,231	Eaton Vance Global Macro Absolute Return Fund, Class I	$60,021

	EQUITY - 55.8%
4,811	Saratoga Large Capitalization Growth Portfolio, Class I(a)	135,874
4,685	Saratoga Large Capitalization Value Portfolio, Class I(a)	136,715
6,988	Saratoga Mid Capitalization Portfolio, Class I(a)	99,300
6,541	Saratoga Small Capitalization Portfolio, Class I(a),(b)	49,254
939	Vanguard Total International Stock Index Fund, Admiral Class	29,584
		450,727
	FIXED INCOME - 27.5%
17,305	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	175,296
4,687	Vanguard Short-Term Bond Index Fund, Admiral Class	46,964
		222,260

	TOTAL OPEN END FUNDS (Cost $685,703)	733,008

	SHORT-TERM INVESTMENT — 8.7%
	MONEY MARKET FUND - 8.7%
70,583	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $70,583)(c)	70,583

	TOTAL INVESTMENTS - 99.4% (Cost $756,286)	$803,591
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	4,637
	NET ASSETS - 100.0%	$808,228

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 4)	$16,560,143	$22,248,241	$9,051,466	$6,506,281	$2,742,263
Investments in securities, at value (including collateral on loaned securities Note 4)	$19,295,962	$32,060,079	$12,472,793	$7,841,017	$3,260,707
Foreign Cash (Cost $0, $0, $0, $0, $1,002)	—	—	—	—	995
Receivable for securities sold	3,963,889	294,990	—	744,989	—
Receivable for fund shares sold	66	12,171	46	26	18
Interest and dividends receivable	31,740	17,903	4,513	4,526	15,622
Receivable from manager	—	—	—	—	16,211
Prepaid expenses and other assets	562	7,139	1,049	706	2,927
Total Assets	23,292,219	32,392,282	12,478,401	8,591,264	3,296,480

Liabilities:
Securities lending collateral (a) (See Note 2)	—	575	—	497,314	—
Due to Custodian	1,900,668	—	—	—	—
Payable for securities purchased	524,671	—	142,533	696,130	—
Payable for fund shares redeemed	21,743	1,205	37	—	—
Payable to manager	13,991	16,653	7,071	3,619	—
Unrealized depreciation on forward currency exchange contracts	—	—	—	—	7
Custody fees payable	938	—	—	—	553
Trustee fees payable	3,102	2,839	—	494	452
Payable for distribution (12b-1) fees	228	1,070	460	24	125
Accrued expenses and other liabilities	44,999	36,829	8,530	6,960	1,772
Total Liabilities	2,510,340	59,171	158,631	1,204,541	2,909

Net Assets	$20,781,879	$32,333,111	$12,319,770	$7,386,723	$3,293,571

Net Assets:
Par value of shares of beneficial interest	$7,156	$12,242	$8,863	$9,877	$3,048
Paid in capital	16,142,989	23,252,189	8,225,603	5,749,286	5,375,920
Accumulated earnings (loss)	4,631,734	9,068,680	4,085,304	1,627,560	(2,085,397)
Net Assets	$20,781,879	$32,333,111	$12,319,770	$7,386,723	$3,293,571

Net Asset Value Per Share
Class I
Net Assets	$20,256,779	$29,411,244	$10,931,190	$7,317,713	$3,244,192
Shares of beneficial interest outstanding	694,278	1,041,425	769,078	971,620	300,151
Net asset value, redemption price and offering price per share	$29.18	$28.24	$14.21	$7.53	$10.81

Class A
Net Assets	$382,780	$2,000,256	$1,312,520	$62,009	$38,641
Shares of beneficial interest outstanding	14,256	85,710	108,579	9,600	3,555
Net asset value, redemption price per share	$26.85	$23.34	$12.09	$6.46	$10.87
Offering price per share (maximum sales charge of 5.75%)	$28.49	$24.76	$12.83	$6.85	$11.53

Class C
Net Assets	$142,320	$921,611	$76,060	$7,001	$10,738
Shares of beneficial interest outstanding	7,109	97,101	8,625	6,466	1,109
Net asset value, offering price per share (b)	$20.02	$9.49	$8.82	$1.08	$9.68

(a) Includes securities loaned of:	$—	$229,164	$—	$627,418	$—

(b) Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

							Investment
	Health &	Technology &	Energy & Basic		Financial		Quality
	Biotechnology	Communications	Materials		Services		Bond
	Portfolio	Portfolio	Portfolio		Portfolio		Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities Note 4)	$8,386,691	$11,807,492	$997,656		$744,533		$11,005,565
Investments in securities, at value (including collateral on loaned securities Note 4)	$12,120,170	$44,410,417	$1,321,917		$1,205,457		$10,861,886
Receivable for fund shares sold	3	50	—		—		148
Interest and dividends receivable	8,560	32,630	5,153		1,647		29,442
Receivable from manager	—	—	4,760		—		—
Prepaid expenses and other assets	1,115	1,196	13		10,637		823
Total Assets	12,129,848	44,444,293	1,331,843		1,217,741		10,892,299

Liabilities:
Payable to manager	12,002	42,288	—		968		6,788
Custody fees payable	1,059	—	918		—		—
Trustee fees payable	—	646	911		654		1,170
Compliance officer fees payable	—	—	351		—		2,498
Payable for distribution (12b-1) fees	2,275	7,209	20		24		7,991
Accrued expenses and other liabilities	26,375	77,833	557		1,714		19,072
Total Liabilities	41,711	127,976	2,757		3,360		37,519

Net Assets	$12,088,137	$44,316,317	$1,329,086		$1,214,381		$10,854,780

Net Assets:
Par value of shares of beneficial interest	$5,756	$19,234	$977		$1,179		$11,794
Paid in capital	8,389,347	10,966,940	1,994,546		742,840		11,177,336
Accumulated earnings (loss)	3,693,034	33,330,143	(666,437)		470,362		(334,350)
Net Assets	$12,088,137	$44,316,317	$1,329,086		$1,214,381		$10,854,780

Net Asset Value Per Share
Class I
Net Assets	$6,460,878	$25,494,898	$1,204,565		$1,136,821		$10,709,380
Shares of beneficial interest outstanding	275,576	967,270	87,625		109,412		1,163,409
Net asset value, redemption price and offering price per share	$23.44	$26.36	$13.75		$10.39		$9.21

Class A
Net Assets	$5,088,617	$16,138,324	$124,265		$77,541		$145,123
Shares of beneficial interest outstanding	259,583	752,214	10,008		8,478		15,927
Net asset value, redemption price per share	$19.60	$21.45	$12.42		$9.15		$9.11
Offering price per share (maximum sales charge of 5.75%)	$20.80	$22.76	$13.18		$9.71		$9.67

Class C
Net Assets	$538,642	$2,683,095	$256		$19		$277
Shares of beneficial interest outstanding	40,443	203,873	25		2		31
Net asset value, offering price per share (a)	$13.32	$13.16	$10.05	(b)	$8.08	(b)	$8.96	(b)

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$—	$—	$710,063	$966,374	$989,120
Investments in securities, at cost	551,640	5,021,396	444,377	1,872,735	929,356
Total Investments, at cost	$551,640	$5,021,396	$1,154,440	$2,839,109	$1,918,476

Investments Affiliates, at value	$—	$—	$814,391	$1,089,583	$1,157,785
Investments in securities, at value	551,152	5,021,396	451,264	1,843,255	931,507
Total Investments, at value	$551,152	$5,021,396	$1,265,655	$2,932,838	$2,089,292
Cash	6	—	—	—	—
Receivable for fund shares sold	—	43	—	—	—
Interest and dividends receivable	1,358	20,237	264	1,254	706
Receivable from manager	14,801	23,582	3,753	1,593	2,764
Prepaid expenses and other assets	2,549	19,538	4,744	1,294	1,708
Total Assets	569,866	5,084,796	1,274,416	2,936,979	2,094,470

Liabilities:
Custody fees payable	548	—	—	—	—
Trustee fees payable	757	786	845	1,002	918
Payable for distribution (12b-1) fees	8,228	536	175	527	489
Distributions payable	—	55	—	—	—
Accrued expenses and other liabilities	2,280	9,985	3,458	2,188	243
Total Liabilities	11,813	11,362	4,478	3,717	1,650

Net Assets	$558,053	$5,073,434	$1,269,938	$2,933,262	$2,092,820

Net Assets:
Par value of shares of beneficial interest	$632	$50,851	$1,129	$2,730	$1,831
Paid in capital	578,129	5,022,043	1,137,449	2,807,677	1,905,931
Accumulated earnings (loss)	(20,708)	540	131,360	122,855	185,058
Net Assets	$558,053	$5,073,434	$1,269,938	$2,933,262	$2,092,820

Net Asset Value Per Share
Class I
Net Assets	$522,013	$4,351,010	$941,370	$2,243,411	$1,449,663
Shares of beneficial interest outstanding	59,026	4,362,386	83,523	208,070	126,188
Net asset value, redemption price and offering price per share	$8.84	$1.00	$11.27	$10.78	$11.49

Class A
Net Assets	$16,324	$76,450	$137,940	$36,453	$20,913
Shares of beneficial interest outstanding	1,887	76,492	12,308	3,383	1,827
Net asset value, redemption price per share	$8.65	$1.00	$11.21	$10.77	$11.45
Offering price per share (maximum sales charge of 5.75%)	$9.18	$1.06	$11.89	$11.43	$12.15

Class C
Net Assets	$19,716	$645,974	$190,628	$653,398	$622,244
Shares of beneficial interest outstanding	2,297	646,183	17,112	61,562	55,131
Net asset value, offering price per share (a)	$8.58	$1.00	$11.14	$10.61	$11.29

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$531,811	$369,714
Investments in Unaffilated securities, at cost	422,384	386,572
Total Investments, at cost	$954,195	$756,286

Investments Affiliates, at value	$617,445	$421,143
Investments in Unaffiated securities, at value	425,057	382,448
Total Investments, at value	$1,042,502	$803,591
Interest and dividends receivable	288	296
Receivable from manager	4,392	2,795
Prepaid expenses and other assets	4,982	2,719
Total Assets	1,052,164	809,401

Liabilities:
Custody fees payable	—	73
Trustee fees payable	924	834
Payable for distribution (12b-1) fees	195	151
Accrued expenses and other liabilities	2,545	115
Total Liabilities	3,664	1,173

Net Assets	$1,048,500	$808,228

Net Assets:
Par value of shares of beneficial interest	$925	$769
Paid in capital	945,905	748,130
Accumulated earnings	101,670	59,329
Net Assets	$1,048,500	$808,228

Net Asset Value Per Share
Class I
Net Assets	$735,681	$614,646
Shares of beneficial interest outstanding	64,626	58,079
Net asset value, redemption price and offering price per share	$11.38	$10.58

Class A
Net Assets	$83,162	$14
Shares of beneficial interest outstanding	7,349	1
Net asset value, redemption price per share	$11.32	$10.58	(b)
Offering price per share (maximum sales charge of 5.75%)	$12.01	$11.23

Class C
Net Assets	$229,657	$193,568
Shares of beneficial interest outstanding	20,512	18,776
Net asset value, offering price per share (a)	$11.20	$10.31

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2024 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$109,628	$90,521	$73,866	$29,642	$25,979
Interest income	53,490	10,093	3,200	6,657	1,007
Securities lending income - net	242	205	16	1,368	93
Less: Foreign withholding taxes	(1,249)	(981)	—	—	(2,957)
Total Investment Income	162,111	99,838	77,082	37,667	24,122

Operating Expenses:
Management fees	69,629	88,841	41,015	20,354	11,992
Distribution (12b-1) fees
Class A Shares	705	3,214	2,398	107	77
Class C Shares	646	6,388	419	30	51
Administration fees	53,390	37,922	23,136	14,771	8,030
Professional fees	32,181	31,355	8,748	2,401	1,313
Registration fees	11,528	18,631	5,996	8,406	3,637
Trustees’ fees	4,663	5,172	375	548	250
Printing and postage expense	4,259	6,588	1,085	2,291	1,047
Shareholder servicing fees	2,734	3,957	590	369	29
Custodian fees	2,329	1,478	231	1,614	2,498
Insurance expense	1,760	2,337	144	100	115
Compliance officer fees	489	5,948	750	500	1,250
Miscellaneous expenses	1,552	1,674	908	1,223	225
Net Operating Expenses	185,865	213,505	85,795	52,714	30,514

Net Investment Loss	(23,754)	(113,667)	(8,713)	(15,047)	(6,392)

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments and Foreign currency transactions	1,945,922	1,821,663	925,301	610,274	12,113
Net Realized Gain	1,945,922	1,821,663	925,301	610,274	12,113

Net change in unrealized appreciation on Investments and Foreign currency translations	742,912	4,290,004	1,039,653	413,563	95,115
Net Realized and Unrealized Gain on investments	2,688,834	6,111,667	1,964,954	1,023,837	107,228

Net Increase in Net Assets Resulting From Operations	$2,665,080	$5,998,000	$1,956,241	$1,008,790	$100,836

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2024 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$54,593	$163,576	$25,643	$14,097	$161,839
Interest income	4,279	13,325	1,009	513	8,196
Securities lending income - net	46	529	—	—	—
Less: Foreign withholding taxes	(227)	—	(1,836)	(4)	—
Total Investment Income	58,691	177,430	24,816	14,606	170,035

Operating Expenses:
Management fees	72,591	251,044	9,199	6,770	29,553
Distribution (12b-1) fees
Class A Shares	9,654	29,164	254	139	291
Class C Shares	2,664	12,879	2	—	11
Administration fees	29,073	71,641	6,004	5,142	24,710
Professional fees	11,126	44,377	682	370	475
Registration fees	10,394	25,160	561	2,097	6,989
Shareholder servicing fees	3,221	9,775	311	73	311
Printing and postage expense	2,806	13,268	910	382	541
Custodian fees	2,048	1,598	1,536	1,469	795
Trustees’ fees	571	3,791	610	348	575
Compliance officer fees	300	7,331	2,125	498	3,200
Insurance expense	226	1,844	89	34	335
Miscellaneous expenses	511	3,887	515	1,196	246
Total Operating Expenses	145,185	475,759	22,798	18,518	68,032
Less: Expenses waived	—	—	(473)	(2,117)	—
Net Operating Expenses	145,185	475,759	22,325	16,401	68,032
Net Investment Income (Loss)	(86,494)	(298,329)	2,491	(1,795)	102,003

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments and Foreign currency transactions	140,066	2,259,817	31,983	69,738	34,259
Net realized gain	140,066	2,259,817	31,983	69,738	34,259

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	764,609	4,654,749	(52,818)	111,106	10,814
Net Realized and Unrealized Gain (Loss) on Investments	904,675	6,914,566	(20,835)	180,844	45,073

Net Increase (Decrease) in Net Assets Resulting From Operations	$818,181	$6,616,237	$(18,344)	$179,049	$147,076

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2024 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Dividend income	$7,961	$—	$7,241	$22,540	$12,432
Interest income	270	132,433	2,246	16,062	5,510
Total Investment Income	8,231	132,433	9,487	38,602	17,942

Operating Expenses:
Management fees	1,518	12,110	5,211	12,586	8,423
Distribution (12b-1) fees
Class A Shares	29	171	158	44	24
Class C Shares	103	2,028	854	3,067	2,745
Registration fees	4,420	4,455	1,330	510	1,199
Administration fees	3,121	3,034	4,495	7,527	5,793
Professional fees	514	3,711	1,376	3,857	2,373
Trustees’ fees	410	429	582	910	722
Compliance officer fees	306	611	38	568	237
Custodian fees	125	273	251	277	211
Printing and postage expense	59	508	155	395	173
Shareholder servicing fees	25	—	—	27	14
Insurance expense	5	286	75	173	124
Miscellaneous expenses	250	1,014	1,187	1,199	1,194
Total Operating Expenses	10,885	28,630	15,712	31,140	23,232
Less: Expenses waived and/or reimbursed	(5,507)	—	(8,964)	(14,179)	(11,186)
Net Operating Expenses	5,378	28,630	6,748	16,961	12,046

Net Investment Income	2,853	103,803	2,739	21,641	5,896

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	1,221	—	422	2,066	1,294
Affiliated Investment Companies	—	—	20,756	29,387	31,329
Net realized gain	1,221	—	21,178	31,453	32,623

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	—	90,558	134,348	135,598
Investments	8,936	—	10,413	(2,068)	9,623

Net change in unrealized appreciation (depreciation)	8,936	—	100,971	132,280	145,221
Net Realized and Unrealized Gain on Investments	10,157	—	122,149	163,733	177,844

Net Increase in Net Assets Resulting From Operations	$13,010	$103,803	$124,888	$185,374	$183,740

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2024 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio
Investment Income:
Dividend income	$6,219	$5,549
Interest income	2,471	2,445
Total Investment Income	8,690	7,994

Operating Expenses:
Management fees	4,318	3,407
Distribution (12b-1) fees
Class A Shares	93	—
Class C Shares	1,034	899
Administration fees	4,663	3,833
Professional fees	1,322	568
Registration fees	806	—
Trustees’ fees	648	523
Custodian fees	187	184
Compliance officer fees	158	38
Insurance expense	65	38
Printing and postage expense	60	120
Shareholder servicing fees	2	58
Miscellaneous expenses	1,192	1,183
Total Operating Expenses	14,548	10,851
Less: Expenses waived and/or reimbursed	(8,669)	(6,202)
Net Operating Expenses	5,879	4,649

Net Investment Income	2,811	3,345

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments	591	968
Distribution of realized gains by underlying:
Affiliated Investment Companies	15,839	10,456
Net realized gain	16,430	11,424

Net change in unrealized appreciation on:
Investments	5,219	1,423
Affiliated Investments	69,957	52,620
Net change in unrealized appreciation	75,176	54,043

Net Realized and Unrealized Gain on Investments	91,606	65,467

Net Increase in Net Assets Resulting From Operations	$94,417	$68,812

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(23,754)	$(69,079)	$(113,667)	$(228,916)	$(8,713)	$21,570
Net realized gain (loss) on investments	1,945,922	203,043	1,821,663	1,568,593	925,301	(108,832)
Net change in unrealized appreciation on investments	742,912	1,534,406	4,290,004	1,901,324	1,039,653	576,911
Net increase in net assets resulting from operations	2,665,080	1,668,370	5,998,000	3,241,001	1,956,241	489,649

Distributions to Shareholders:
Total Distributions Paid:
Class I	(166,958)	(1,570,868)	(1,855,204)	(1,293,480)	(111,351)	(165,609)
Class A	(3,077)	(28,911)	(141,764)	(83,895)	(15,508)	(27,100)
Class C	(1,492)	(13,335)	(265,426)	(269,819)	(1,220)	(3,389)
Total Dividends and Distributions to Shareholders	(171,527)	(1,613,114)	(2,262,394)	(1,647,194)	(128,079)	(196,098)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,386,596	2,568,853	4,326,517	4,089,221	181,265	310,535
Class A	—	22,272	391,520	126,200	3,449	13,519
Class C	—	12,155	2	4,311	—	3,671
Reinvestment of dividends and distributions
Class I	165,439	1,483,589	1,805,556	1,183,010	109,319	153,714
Class A	2,967	27,648	136,045	78,915	15,102	26,490
Class C	1,492	13,316	263,450	268,505	1,220	1,820
Cost of shares redeemed
Class I	(4,426,403)	(3,171,482)	(1,923,540)	(6,061,932)	(571,394)	(633,703)
Class A	(13,321)	(12,267)	(50,888)	(61,775)	(128,483)	(187,465)
Class C	(12,164)	(3,652)	(993,448)	(409,201)	(40,061)	(24,387)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,895,394)	940,432	3,955,214	(782,746)	(429,583)	(335,806)

Total Increase (Decrease) in Net Assets	(401,841)	995,688	7,690,820	811,061	1,398,579	(42,255)

Net Assets:
Beginning of year/period	21,183,720	20,188,032	24,642,291	23,831,230	10,921,191	10,963,446
End of year/period	$20,781,879	$21,183,720	$32,333,111	$24,642,291	$12,319,770	$10,921,191

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(15,047)	$(5,949)	$(6,392)	$5,534	$(86,494)	$(140,126)
Net realized gain (loss) on investments and foreign currency transactions	610,274	(278,844)	12,113	66,110	140,066	604,860
Net change in unrealized appreciation on investments and foreign currency transactions	413,563	445,670	95,115	420,621	764,609	296,093
Net increase in net assets resulting from operations	1,008,790	160,877	100,836	492,265	818,181	760,827

Distributions to Shareholders:
Total Distributions Paid:
Class I	—	(530,776)	(26,498)	(9,348)	(278,865)	(370,044)
Class A	—	(5,618)	(160)	—	(251,938)	(314,023)
Class C	—	(1,751)	(3)	—	(39,830)	(57,632)
Total Dividends and Distributions to Shareholders	—	(538,145)	(26,661)	(9,348)	(570,633)	(741,699)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	350,598	829,790	85,691	582,347	112,132	392,548
Class A	—	1,545	69	674	88,702	101,479
Class C	—	2,063	—	1,394	—	3,400
Reinvestment of dividends and distributions
Class I	—	496,766	26,212	8,558	261,225	351,251
Class A	—	5,512	153	—	230,771	295,067
Class C	—	1,740	3	—	38,717	55,432
Redemption fee proceeds
Class I	—	—	—	(3)	—	—
Cost of shares redeemed
Class I	(264,754)	(616,218)	(332,727)	(483,177)	(449,764)	(1,222,638)
Class A	(575)	(3,374)	(3,084)	(2,404)	(142,623)	(375,966)
Class C	(17)	(533)	(52)	(323)	(49,020)	(115,442)
Net increase (decrease) in net assets from share transactions of beneficial interest	85,252	717,291	(223,735)	107,066	90,140	(514,869)

Total Increase (Decrease) in Net Assets	1,094,042	340,023	(149,560)	589,983	337,688	(495,741)

Net Assets:
Beginning of year/period	6,292,681	5,952,658	3,443,131	2,853,148	11,750,449	12,246,190
End of year/period	$7,386,723	$6,292,681	$3,293,571	$3,443,131	$12,088,137	$11,750,449

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(298,329)	$(555,847)	$2,491	$24,604	$(1,795)	$(1,139)
Net realized gain on investments and foreign currency transactions	2,259,817	2,601,543	31,983	139,549	69,738	41,637
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,654,749	5,321,919	(52,818)	50,367	111,106	(66,771)
Net increase (decrease) in net assets resulting from operations	6,616,237	7,367,615	(18,344)	214,520	179,049	(26,273)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,398,597)	(3,016,636)	—	(38,638)	(45,463)	(58,439)
Class A	(1,078,983)	(2,282,629)	—	(6,724)	(3,564)	(4,799)
Class C	(288,699)	(817,904)	—	(206)	(1)	(1)
Total Dividends and Distributions to Shareholders	(2,766,279)	(6,117,169)	—	(45,568)	(49,028)	(63,239)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	471,729	1,337,765	333,400	173,645	31,474	401,784
Class A	413,080	166,422	—	1,699	—	475
Class C	3,850	6,650	—	—	0	—
Reinvestment of dividends and distributions
Class I	1,305,508	2,772,936	—	38,292	44,693	57,598
Class A	1,022,410	2,133,091	—	6,602	2,606	3,769
Class C	275,028	783,803	—	206	1	1
Cost of shares redeemed
Class I	(1,541,824)	(4,970,084)	(373,202)	(620,167)	(57,121)	(424,338)
Class A	(1,120,431)	(1,990,731)	(5,968)	(135,922)	(115)	(135,408)
Class C	(582,003)	(1,480,344)	—	(7,202)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	247,347	(1,240,492)	(45,770)	(542,847)	21,538	(96,119)

Total Increase (Decrease) in Net Assets	4,097,305	9,954	(64,114)	(373,895)	151,559	(185,631)

Net Assets:
Beginning of year/period	40,219,012	40,209,058	1,393,200	1,767,095	1,062,822	1,248,453
End of year/period	$44,316,317	$40,219,012	$1,329,086	$1,393,200	$1,214,381	$1,062,822

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$102,003	$133,698	$2,853	$315	$103,803	$169,058
Net realized gain/(loss) on investments	34,259	(240,708)	1,221	(9,823)	—	—
Net change in unrealized appreciation on investments	10,814	122,623	8,936	3,303	—	—
Net increase (decrease) in net assets resulting from operations	147,076	15,613	13,010	(6,205)	103,803	169,058

Distributions to Shareholders:
Total Distributions Paid:
Class I	(81,500)	(56,344)	—	—	(95,816)	(162,374)
Class A	(830)	(502)	—	—	(1,606)	(3,607)
Class C	(10)	(10)	—	—	(6,390)	(2,876)
Return of Capital:
Class I	—	(61,128)	—	—	—	—
Class A	—	(591)	—	—	—	—
Class C	—	(8)	—	—	—	—
Total Dividends and Distributions to Shareholders	(82,340)	(118,583)	—	—	(103,812)	(168,857)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	301,195	268,031	10,088	1,670	585,249	2,676,107
Class A	4,910	1,336	3,701	—	1,260	1,904
Class C	—	—	680	1,360	500,327	317,460
Reinvestment of dividends and distributions
Class I	81,263	116,619	—	—	94,677	161,076
Class A	827	1,086	—	—	1,591	3,506
Class C	10	17	—	—	6,390	2,841
Cost of shares redeemed
Class I	(570,836)	(885,985)	(20,246)	(91,335)	(1,466,934)	(2,808,205)
Class A	(7,253)	(6,584)	—	(52,298)	(12,538)	(57,722)
Class C	(3,290)	(31,545)	(3,701)	—	(140,792)	(133,370)
Net increase (decrease) in net assets from share transactions of beneficial interest	(193,174)	(537,025)	(9,478)	(140,603)	(430,770)	163,597

Total Increase/(Decrease) in Net Assets	(128,438)	(639,995)	3,532	(146,808)	(430,779)	163,798

Net Assets:
Beginning of year/period	10,983,218	11,623,213	554,521	701,329	5,504,213	5,340,415
End of year/period	$10,854,780	$10,983,218	$558,053	$554,521	$5,073,434	$5,504,213

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced		Conservative Balanced		Moderate Balanced
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,739	$6,978	$21,641	$38,233	$5,896	$12,152
Net realized gain (loss) on investments	422	(223)	2,066	(21,825)	1,294	(23,111)
Distribution of realized gains by underlying affiliated investment companies	20,756	27,120	29,387	41,742	31,329	42,976
Net change in unrealized appreciation on investments	100,971	40,196	132,280	49,632	145,221	53,545
Net increase in net assets resulting from operations	124,888	74,071	185,374	107,782	183,740	85,562

Distributions to Shareholders:
Total Distributions Paid:
Class I	(24,631)	(50,959)	(54,934)	(91,659)	(33,757)	(63,033)
Class A	(3,382)	(1)	(829)	(1,565)	(437)	(927)
Class C	(4,020)	(9,053)	(9,874)	(27,203)	(8,811)	(28,069)
Total Dividends and Distributions to Shareholders	(32,033)	(60,013)	(65,637)	(120,427)	(43,005)	(92,029)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	11,369	33,178	18,150	139,771	172,587	78,514
Class A	—	119,378	—	—	566	1,426
Class C	5,357	6,994	10,542	22,110	42,939	63,069
Reinvestment of dividends and distributions
Class I	24,631	50,959	54,411	90,714	33,757	63,034
Class A	3,382	1	829	1,565	437	926
Class C	4,020	9,053	9,874	27,203	8,811	28,069
Cost of shares redeemed
Class I	(13,954)	(14,141)	(46,436)	(58,388)	(4,314)	(122,842)
Class A	(15)	—	(1,335)	(1,450)	—	—
Class C	—	(1,516)	—	(63,154)	(30)	(55,467)
Net increase in net assets from share transactions of beneficial interest	34,790	203,906	46,035	158,371	254,753	56,729

Total Increase in Net Assets	127,645	217,964	165,772	145,726	395,488	50,262

Net Assets:
Beginning of year/period	1,142,293	924,329	2,767,490	2,621,764	1,697,332	1,647,070
End of year/period	$1,269,938	$1,142,293	$2,933,262	$2,767,490	$2,092,820	$1,697,332

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced		Moderately Conservative Balanced
	Allocation Portfolio		Allocation Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,811	$7,693	$3,345	$4,392
Net realized gain (loss) on investments	591	(6,554)	968	(14,127)
Distribution of realized gains by underlying affiliated and non affiliated investment companies	15,839	22,903	10,456	12,316
Net change in unrealized appreciation on investments	75,176	30,883	54,043	13,060
Net increase in net assets resulting from operations	94,417	54,925	68,812	15,641

Distributions to Shareholders:
Total Distributions Paid:
Class I	(19,081)	(35,841)	(5,204)	(28,286)
Class A	(2,005)	(3,456)	—	(1)
Class C	(3,925)	(10,721)	—	(11,267)
Total Dividends and Distributions to Shareholders	(25,011)	(50,018)	(5,204)	(39,554)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	6,713	14,613	249	317,055
Class A	15,008	435	—	—
Class C	8,468	9,772	—	15,800
Reinvestment of dividends and distributions
Class I	19,081	35,841	5,204	28,287
Class A	2,005	3,456	—	1
Class C	3,925	10,721	—	11,267
Cost of shares redeemed
Class I	(50,060)	(24)	(12,010)	(247,007)
Class A	(7,054)	(12)	—	—
Class C	—	(5,500)	—	—

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,914)	69,302	(6,557)	125,403
Total Increase in Net Assets	67,492	74,209	57,051	101,490

Net Assets:
Beginning of year/period	981,008	906,799	751,177	649,687
End of year/period	$1,048,500	$981,008	$808,228	$751,177

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sas, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, Municipal Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced	Total return consisting of capital appreciation and income
Allocation

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2024, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,925,962	$—	$—	$19,925,962
Total	$19,925,962	$—	$—	$19,925,962

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,557,813	$—	$—	$31,557,813
Collateral for Securities Loaned	—	575	—	575
Short-Term Investment	501,691	—	—	501,691
Total	$32,059,504	$575	$—	$32,060,079

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,243,153	$—	$—	$12,243,153
Short-Term Investment	229,640	—	—	229,640
Total	$12,472,793	$—	$—	$12,472,793

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,110,046	$—	$—	$7,110,046
Collateral for Securities Loaned	—	497,314	—	497,314
Short-Term Investment	233,657	—	—	233,657
Total	$7,343,703	$497,314	$—	$7,841,017

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$148,501	$—	$148,501
Brazil	—	78,952	—	78,952
Canada	—	140,347	—	140,347
Cayman Islands	—	56,376	—	56,376
China	—	125,563	—	125,563
Denmark	—	96,691	—	96,691
France	—	235,234	—	235,234
Germany	—	155,026	—	155,026
Indonesia	—	82,418	—	82,418
Italy	—	147,701	—	147,701
Japan	—	590,434	—	590,434
Korea (Republic of)	—	226,301	—	226,301
Mexico	—	73,359	—	73,359
Netherlands	—	75,379	—	75,379
Singapore	—	74,385	—	74,385
Spain	—	139,762	—	139,762
Swizterland	—	150,417	—	150,417
Taiwan Province of China	—	165,953	—	165,953
Thailand	—	66,659	—	66,659
United Kingdom	—	320,279	—	320,279
United States	—	86,628	—	86,628
Short -Term Investment	24,342	—	—	24,342
Total	$24,342	$3,236,365	$—	$3,260,707

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,990,717	$—	$—	$11,990,717
Short-Term Investment	129,453	—	—	129,453
Total	$12,120,170	$—	$—	$12,120,170

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$44,089,703	$—	$—	$44,089,703
Short-Term Investment	320,714	—	—	320,714
Total	$44,410,417	$—	$—	$44,410,417

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,290,161	$—	$—	$1,290,161
Short-Term Investment	31,756	—	—	31,756
Total	$1,321,917	$—	$—	$1,321,917

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,172,512	$—	$—	$1,172,512
Short-Term Investment	32,945	—	—	32,945
Total	$1,205,457	$—	$—	$1,205,457

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$10,239,045	$—	$—	$10,239,045
Short-Term Investment	622,841	—	—	622,841
Total	$10,861,886	$—	$—	$10,861,886

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$535,434	$—	$—	$535,434
Short-Term Investment	15,718	—	—	15,718
Total	$551,152	$—	$—	$551,152

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,021,396	$—	$—	$5,021,396
Total	$5,021,396	$—	$—	$5,021,396

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,202,230	$—	$—	$1,202,230
Short-Term Investment	63,425	—	—	63,425
Total	$1,265,655	$—	$—	$1,265,655

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,635,023	$—	$—	$2,635,023
Short-Term Investment	297,815	—	—	297,815
Total	$2,932,838	$—	$—	$2,932,838

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,919,695	$—	$—	$1,919,695
Short-Term Investment	169,597	—	—	169,597
Total	$2,089,292	$—	$—	$2,089,292

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$973,519	$—	$—	$973,519
Short-Term Investment	68,983	—	—	68,983
Total	$1,042,502	$—	$—	$1,042,502

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$733,008	$—	$—	$733,008
Short-Term Investment	70,583	—	—	70,583
Total	$803,591	$—	$—	$803,591

The Funds did not hold any Level 3 securities during the period.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2023, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Large Capitalization Value	$—	$—	$—	$—
Large Capitalization Growth	—	—	—	—
Mid Capitalization	94,894	—	—	94,894
Small Capitalization	278,279	—	—	278,279
International Equity	2,422,027	162,801	—	2,584,828
Health & Biotechnology	—	—	—	—
Technology & Communications	—	—	—	—
Energy & Basic Materials	858,608	153,578	110,041	1,012,186
Financial Services	—	—	—	—
Investment Quality Bond	746	2,182	—	2,928
Municipal Bond	8,556	15,210	—	23,766
U.S. Government Money Market	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—
Conservative Balanced Allocation	—	—	—	—
Moderate Balanced Allocation	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—
Moderately Conservative Balanced Allocation	130	1,257	—	1,387

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2020-2022 returns and expected to be taken in the Portfolios’ 2023 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 29, 2024, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

Portfolio	Income Dividends	Capital Gains
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Portfolio to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Portfolios’ securities or other assets. Such impacts may adversely affect the performance of the Portfolios.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 29, 2024, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

	Market Value of	Market Value	Value of
Portfolio	Loaned Securities	of Collateral	Non-cash Collateral
Large Capitalization Growth	$229,164	$227,879	$227,304
Small Capitalization	627,418	778,272	150,854

*	Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

At February 29, 2024, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Percentage of Total
Portfolio	Investment Income
Large Capitalization Value	0.15%
Large Capitalization Growth	0.21%
Mid Capitalization	0.02%
Small Capitalization	3.63%
International Equity	0.39%
Health & Biotechnology	0.08%
Technology & Communications	0.30%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 29, 2024.

		Gross Amounts not offset in the
		Statements of Assets and Liabilities
	Gross Amounts Recognized	Financial
	in Statements of Assets and	Instruments	Cash Collateral	Net Amount
	Liabilities	Pledged	Pledged	of Assets
Large Cap Growth
Description of Liability Securities Loaned	$875	$875	$—	$—
Small Capitalization
Description of Liability Securities Loaned	$497,314	$497,314	$—	$—

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the six months ended February 29, 2024, the Manager waived $473 for Energy & Basic Materials, $2,117 for Financial Services, $5,507 for Municipal Bond, $8,964 for Aggressive Balanced Allocation, $14,179 for Conservative Balanced Allocation, $11,186 for Moderate Balanced Allocation, $8,669 for Moderately Aggressive Balanced Allocation, and $6,202 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 29, 2024, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$—	$—
Large Capitalization Growth	3,081	—
Mid Capitalization	171	—
Small Capitalization	—	—
International Equity	—	—
Health & Biotechnology	2,832	—
Technology & Communications	1,364	—
Energy & Basic Materials	—	—
Financial Services	—	—
Investment Quality Bond	—	—
Municipal Bond	—	—
U.S Government Money Market	—	2,640
Aggressive Balanced Allocation	115	54
Conservative Balanced Allocation	—	105
Moderate Balanced Allocation	35	429
Moderately Aggressive Balanced Allocation	892	10
Moderately Conservative Balanced Allocation	—	—

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 29, 2024, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2024.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2024. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2024	8/31/2025	8/31/2026
International Equity	$7,065	$12,272	$—
Energy & Basic Materials	12,004	3,323	2,175
Financial Services	5,710	4,609	742
Investment Quality Bond	—	843	—
Municipal Bond	9,915	5,596	6,922
Aggressive Balanced Allocation	13,846	12,260	16,046
Conservative Balanced Allocation	25,699	27,543	28,817
Moderate Balanced Allocation	19,205	19,364	21,341
Moderately Aggressive Balanced Allocation	12,873	11,730	14,601
Moderately Conservative Balanced Allocation	11,586	10,829	11,198

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 29, 2024, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $2,225; Health & Biotechnology, $1,010; and Technology & Communications, $175. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 29, 2024, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2023	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 2/29/2024	Shares at 2/29/2024	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$38,030	$—	$—	$—	$(546)	$37,484	$2,726	$—	$—
Saratoga Health & Biotechnology Portfolio, CL I	44,241	1,973	—	—	1,243	47,457	2,025	—	1,973
Saratoga Large Capitalization Growth Portfolio, CL I	172,882	13,199	—	—	25,575	211,656	7,495	—	13,199
Saratoga Large Capitalization Value Portfolio, CL I	189,542	1,545	—	—	22,871	213,958	7,332	—	1,545
Saratoga Mid Capitalization Portfolio, CL I	118,510	1,411	—	—	20,871	140,792	9,908	—	1,411
Saratoga Small Capitalization Value Portfolio, CL I	98,017	—	—	—	15,882	113,899	15,126	—	—
Saratoga Technology & Communications Portfolio, CL I	41,855	2,628	—	—	4,662	49,145	1,864	—	2,628
Total	703,077			—	90,558	814,391		—	20,756

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$314,521	$24,012	$—	$—	$46,527	$385,060	$13,635	$—	$24,012
Saratoga Large Capitalization Value Portfolio, CL I	344,852	2,811	—	—	41,611	389,274	13,340	—	2,811
Saratoga Mid Capitalization Portfolio, CL I	215,289	2,564	—	—	37,915	255,768	17,999	—	2,564
Saratoga Small Capitalization Value Portfolio, CL I	51,186	—	—	—	8,295	59,481	7,899	—	—
	925,848			—	134,348	1,089,583		—	29,387

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$30,873	$2,465	$—	$—	$(465)	$32,873	$2,391	$—	$—
Saratoga Health & Biotechnology Portfolio, CL I	35,723	5,146	—	—	1,120	41,989	1,791	—	1,746
Saratoga Large Capitalization Growth Portfolio, CL I	261,736	48,357	—	—	42,800	352,893	12,496	—	22,007
Saratoga Large Capitalization Value Portfolio, CL I	287,003	31,138	—	—	39,065	357,206	12,241	—	2,578
Saratoga Mid Capitalization Portfolio, CL I	180,907	22,805	—	—	36,145	239,857	16,879	—	2,405
Saratoga Small Capitalization Value Portfolio, CL I	64,569	7,650	—	—	12,256	84,475	11,218	—	—
Saratoga Technology & Communications Portfolio, CL I	38,077	5,738	—	—	4,677	48,492	1,840	—	2,593
Total	898,888			—	135,598	1,157,785		—	31,329

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$26,275	$—	$—	$—	$(377)	$25,898	$1,884	$—	$—
Saratoga Health & Biotechnology Portfolio, CL I	25,981	1,159	—	—	731	27,871	1,189	—	1,159
Saratoga Large Capitalization Growth Portfolio, CL I	139,549	10,654	—	—	20,643	170,846	6,050	—	10,654
Saratoga Large Capitalization Value Portfolio, CL I	153,006	1,247	—	—	18,463	172,716	5,919	—	1,247
Saratoga Mid Capitalization Portfolio, CL I	104,048	1,239	—	—	18,324	123,611	8,699	—	1,239
Saratoga Small Capitalization Value Portfolio, CL I	58,266	—	—	—	9,441	67,707	8,992	—	—
Saratoga Technology & Communications Portfolio, CL I	24,524	1,540	—	—	2,732	28,796	1,092	—	1,540
Total	531,649			—	69,957	617,445		—	15,839

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$110,983	$8,473	$—	$—	$16,418	$135,874	$4,811	$—	$8,473
Saratoga Large Capitalization Value Portfolio, CL I	121,114	987	—	—	14,614	136,715	4,685	—	987
Saratoga Mid Capitalization Portfolio, CL I	83,584	996	—	—	14,720	99,300	6,988	—	996
Saratoga Small Capitalization Value Portfolio, CL I	42,386	—	—	—	6,868	49,254	6,541	—	—
Total	358,067			—	52,620	421,143		—	10,456

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

4.	INVESTMENT TRANSACTIONS

(a)	For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$10,366,008	$12,494,342
Large Capitalization Growth	8,924,086	7,882,287
Mid Capitalization	7,723,472	8,222,833
Small Capitalization	4,359,150	4,295,883
International Equity	567,773	839,526
Health & Biotechnology	1,599,056	2,007,647
Technology & Communications	1,988,523	4,715,500
Energy & Basic Materials	363,140	409,119
Financial Services	180,230	223,979
Investment Quality Bond	6,124,764	6,704,782
Municipal Bond	182,467	192,621
Aggressive Balanced Allocation	137,932	87,281
Conservative Balanced Allocation	971,803	513,204
Moderate Balanced Allocation	579,974	270,407
Moderately Aggressive Balanced Allocation	178,279	122,591
Moderately Conservative Balanced Allocation	163,774	136,990

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of February 29, 2024, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended February 29, 2024, were as follows:

			Location of derivatives on Statements of	Fair value of liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
International Equity
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(7)

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024, were as follows:

				Realized and unrealized
Fund	Derivative	Location of loss on derivatives	Risk Type	gain (loss) on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(1,726)
	Forward Exchange Contracts	Net change in unrealized depreciation on investments and foreign currency translations	Foreign Exchange	(1)
			Total	$(1,727)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Large Capitalization Value
Issued	51,606	102,065	—	944	—	741
Redeemed	(157,687)	(130,959)	(528)	(526)	(687)	(221)
Reinvested from Dividends	6,324	62,335	123	1,255	83	803
Net Increase (Decrease) in Shares	(99,757)	33,441	(405)	1,673	(604)	1,323
Large Capitalization Growth
Issued	172,884	188,238	18,631	6,771	— **	568
Redeemed	(75,767)	(270,512)	(2,322)	(3,339)	(111,740)	(48,881)
Reinvested from Dividends	73,576	57,567	6,702	4,556	31,856	33,647
Net Increase (Decrease) in Shares	170,693	(24,707)	23,011	7,988	(79,884)	(14,666)
Mid Capitalization
Issued	14,128	26,148	328	1,347	—	498
Redeemed	(45,848)	(54,324)	(12,173)	(19,098)	(5,271)	(3,263)
Reinvested from Dividends	8,809	13,183	1,430	2,652	158	247
Net Decrease in Shares	(22,911)	(14,993)	(10,415)	(15,099)	(5,113)	(2,518)
Small Capitalization
Issued	50,938	132,451	—	255	—	2,344
Redeemed	(41,199)	(99,483)	(98)	(613)	(19)	(605)
Reinvested from Dividends	—	79,483	—	1,024	—	1,912
Net Increase (Decrease) in Shares	9,739	112,451	(98)	666	(19)	3,651
International Equity
Issued	8,151	60,250	6	79	—	160
Redeemed	(32,705)	(48,711)	(300)	(248)	(5)	(35)
Reinvested from Dividends	2,555	895	15	—	—	—
Net Increase (Decrease) in Shares	(21,999)	12,434	(279)	(169)	(5)	125
Health & Biotechnology
Issued	4,976	16,583	4,626	5,238	—	247
Redeemed	(19,907)	(53,318)	(7,443)	(19,139)	(3,722)	(8,406)
Reinvested from Dividends	11,939	14,684	12,604	14,557	3,107	3,898
Net Increase (Decrease) in Shares	(2,992)	(22,051)	9,787	656	(615)	(4,261)
Technology & Communications
Issued	19,424	64,832	21,867	9,259	315	588
Redeemed	(63,785)	(244,230)	(57,274)	(119,093)	(47,861)	(131,680)
Reinvested from Dividends	55,839	153,201	53,670	142,111	23,507	80,804
Net Increase (Decrease) in Shares	11,478	(26,197)	18,263	32,277	(24,039)	(50,288)
Energy & Basic Materials
Issued	23,827	12,686	—	144	—	—
Redeemed	(26,555)	(47,787)	(473)	(11,228)	—	(753)
Reinvested from Dividends	—	2,982	—	567	—	21
Net Decrease in Shares	(2,728)	(32,119)	(473)	(10,517)	—	(732)
Financial Services
Issued	3,255	40,197	—	55	—	—
Redeemed	(6,171)	(47,976)	(13)	(16,181)	—	—
Reinvested from Dividends	4,770	6,187	316	455	—	—
Net Increase (Decrease) in Shares	1,854	(1,592)	303	(15,671)	—	—
Investment Quality Bond
Issued	32,662	29,134	537	147	—	—
Redeemed	(62,254)	(96,152)	(793)	(726)	(366)	(3,526)
Reinvested from Dividends	8,895	12,664	92	119	1	2
Net Decrease in Shares	(20,697)	(54,354)	(164)	(460)	(365)	(3,524)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
Municipal Bond
Issued	1,176	192	444	—	80	159
Redeemed	(2,340)	(10,454)	—	(6,124)	(446)	—
Reinvested from Dividends	—	—	—	—	—	—
Net Increase (Decrease) in Shares	(1,164)	(10,262)	444	(6,124)	(366)	159
U.S. Government Money Market
Issued	585,249	2,676,107	1,260	1,904	500,327	317,460
Redeemed	(1,466,934)	(2,808,205)	(12,538)	(57,722)	(140,792)	(133,370)
Reinvested from Dividends	94,677	161,076	1,591	3,506	6,390	2,841
Net Increase (Decrease) in Shares	(787,008)	28,978	(9,687)	(52,312)	365,925	186,931
Aggressive Balanced Allocation
Issued	1,082	3,305	—	11,986	511	715
Redeemed	(1,377)	(1,376)	(1)	—	—	(160)
Reinvested from Dividends	2,334	5,189	322	— **	384	926
Net Increase in Shares	2,039	7,118	321	11,986	895	1,481
Conservative Balanced Allocation
Issued	1,751	13,698	—	—	1,028	2,229
Redeemed	(4,416)	(5,675)	(127)	(147)	—	(6,361)
Reinvested from Dividends	5,232	9,126	80	157	962	2,773
Net Increase (Decrease) in Shares	2,567	17,149	(47)	10	1,990	(1,359)
Moderate Balanced Allocation
Issued	16,416	7,651	52	136	4,010	6,233
Redeemed	(397)	(12,223)	—	—	(3)	(5,510)
Reinvested from Dividends	3,103	6,192	41	91	823	2,799
Net Increase in Shares	19,122	1,620	93	227	4,830	3,522
Moderately Aggressive Balanced Allocation
Issued	630	1,401	1,470	41	793	939
Redeemed	(4,745)	(2)	(694)	(1)	—	(555)
Reinvested from Dividends	1,778	3,563	188	345	371	1,080
Net Increase (Decrease) in Shares	(2,337)	4,962	964	385	1,164	1,464
Moderately Conservative Balanced Allocation
Issued	26	32,157	—	—	—	1,726
Redeemed	(1,187)	(26,222)	—	—	—	—
Reinvested from Dividends	519	3,048	— **	— **	—	1,242
Net Increase (Decrease) in Shares	(642)	8,983	— **	— **	—	2,968

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation February 29, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$16,510,101	$3,060,656	$(274,795)	$2,785,861
Large Capitalization Growth	22,278,712	9,910,566	(129,199)	9,781,367
Mid Capitalization	9,081,104	3,415,667	(23,978)	3,391,689
Small Capitalization	6,526,168	1,631,890	(317,041)	1,314,849
International Equity	2,766,820	620,228	(126,341)	493,887
Health & Biotechnology	8,386,691	3,921,808	(188,329)	3,733,479
Technology & Communications	11,831,901	32,602,925	—	32,602,925
Energy & Basic Materials	1,033,082	324,381	(35,546)	288,835
Financial Services	751,399	464,906	(10,848)	454,058
Investment Quality Bond	11,059,307	1,593	(199,014)	(197,421)
Municipal Bond	551,640	222	(710)	(488)
U.S. Government Money Market	5,021,396	—	—	—
Aggressive Balanced Allocation	1,155,271	117,263	(6,879)	110,384
Conservative Balanced Allocation	2,845,629	123,208	(35,999)	87,209
Moderate Balanced Allocation	1,938,141	180,416	(29,265)	151,151
Moderately Aggressive Balanced Allocation	957,804	92,016	(7,318)	84,698
Moderately Conservative Balanced Allocation	756,808	51,983	(5,200)	46,783

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the period ended August 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2023	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$307,361	$1,305,753	$—	$—	$1,613,114
Large Capitalization Growth	—	1,647,194	—	—	1,647,194
Mid Capitalization	—	196,098	—	—	196,098
Small Capitalization	—	538,145	—	—	538,145
International Equity	9,348	—	—	—	9,348
Health & Biotechnology	—	741,699	—	—	741,699
Technology & Communications	—	6,117,169	—	—	6,117,169
Energy & Basic Materials	45,568	—	—	—	45,568
Financial Services	—	63,239	—	—	63,239
Investment Quality Bond	56,855	—	—	61,728	118,583
Municipal Bond	—	—	—	—	—
U.S. Government Money Market	168,857	—	—	—	168,857
Aggressive Balanced Allocation	5,407	54,606	—	—	60,013
Conservative Balanced Allocation	7,511	112,916	—	—	120,427
Moderate Balanced Allocation	—	92,029	—	—	92,029
Moderately Aggressive Balanced Allocation	17	50,001	—	—	50,018
Moderately Conservative Balanced Allocation	288	39,266	—	—	39,554

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

The tax character of dividends utilized during the period ended August 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2022	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$2,000,493	$1,783,389	$—	$—	$3,783,882
Large Capitalization Growth	1,648,261	4,562,360	—	433,707	6,644,328
Mid Capitalization	352,691	1,296,834	—	—	1,649,525
Small Capitalization	202,520	1,215,240	—	—	1,417,760
International Equity	17,052	—	—	—	17,052
Health & Biotechnology	53,205	401,719	—	—	454,924
Technology & Communications	—	7,486,289	—	—	7,486,289
Energy & Basic Materials	15,209	—	—	—	15,209
Financial Services	31,650	45,346	—	—	76,996
Investment Quality Bond	—	154,969	—	—	154,969
Municipal Bond	—	—	—	—	—
U.S. Government Money Market	615	—	—	—	615
Aggressive Balanced Allocation	27,299	62,162	—	—	89,461
Conservative Balanced Allocation	53,920	144,185	—	—	198,105
Moderate Balanced Allocation	44,890	85,488	—	—	130,378
Moderately Aggressive Balanced Allocation	24,553	47,393	—	—	71,946
Moderately Conservative Balanced Allocation	19,978	59,846	—	—	79,824

During the fiscal year ended August 31, 2023, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2023 as follows:

	Paid	Distributable
	In	or Accumulated
	Capital	Earnings (Loss)
Large Capitalization Value	$(101,696)	$101,696
Large Capitalization Growth	(275,781)	275,781
Mid Capitalization	(23,942)	23,942
Small Capitalization	(24,364)	24,364
International Equity	—	—
Health & Biotechnology	(114,435)	114,435
Technology & Communications	107,274	(107,274)
Energy & Basic Materials	—	—
Financial Services	(20,400)	20,400
Investment Quality Bond	—	—
Municipal Bond	(7,144)	7,144
U.S. Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	—	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

As of each of the Portfolio’s tax year-ended August 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Large Capitalization Value	$—	$171,369	$(76,137)	$—	$—	$2,042,949	$2,138,181
Large Capitalization Growth	—	—	(158,289)	—	—	5,491,363	5,333,074
Mid Capitalization	—	—	—	(94,894)	—	2,352,036	2,257,142
Small Capitalization	—	—	(4,237)	(278,279)	—	901,286	618,770
International Equity	26,606	—	—	(2,584,828)	—	398,650	(2,159,572)
Health & Biotechnology	—	570,596	(93,980)	—	—	2,968,870	3,445,486
Technology & Communications	—	1,923,923	(367,505)	—	—	27,923,767	29,480,185
Energy & Basic Materials	22,454	—	—	(1,012,186)	—	341,639	(648,093)
Financial Services	—	—	(2,611)	—	—	342,952	340,341
Investment Quality Bond	—	—	(187,923)	(2,928)	—	(208,235)	(399,086)
Municipal Bond	—	—	—	(23,766)	—	(9,952)	(33,718)
U.S. Government Money Market	549	—	—	—	—	—	549
Aggressive Balanced Allocation	2,034	27,058	—	—	—	9,413	38,505
Conservative Balanced Allocation	31,791	16,398	—	—	—	(45,071)	3,118
Moderate Balanced Allocation	12,782	25,611	—	—	—	5,930	44,323
Moderately Aggressive Balanced Allocation	8,073	14,669	—	—	—	9,522	32,264
Moderately Conservative Balanced Allocation	4,368	—	—	(1,387)	—	(7,260)	(4,279)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $7 for the International Equity Portfolio and $(14) for the Energy & Basic Materials Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$76,137
Large Capitalization Growth	158,289
Mid Capitalization	—
Small Capitalization	4,237
International Equity	—
Health & Biotechnology	93,980
Technology & Communications	367,505
Energy & Basic Materials	—
Financial Services	2,611
Investment Quality Bond	—
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	—
Financial Services	—
Investment Quality Bond	187,923
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2023, were as follows:

For fiscal year ended	Foreign Taxes	Foreign Source
8/31/2023	Paid	Income
International Equity Fund	$0.0277	$0.0941
Conservative Balanced Allocation	0.0012	0.0452
Moderately Conservative Balanced Allocation	0.0013	0.0383

For fiscal year ended	Foreign Taxes	Foreign Source
8/31/2022	Paid	Income
International Equity Fund	$0.0437	$0.2122

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class and the Vanguard Short-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate- Term Tax-Exempt Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can each be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of February 29, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class was 64.2% and 30.2%, respectively.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class was 88.7%.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2024 (Unaudited)(Continued)

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 34.9%.

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

		First
	Pershing,	National	Mid Atlantic Trust
	LLC *	Bank *	Company FBO *
Large Cap Value	—	45.79%	—
Large Cap Growth	—	28.14%	—
Mid Cap	—	44.92%	—
Small Cap	—	47.17%	—
International Equity	—	52.95%	—
Energy & Basic Materials	—	48.34%	—
Financial Services	—	60.95%	—
Investment Quality Bond	—	63.18%	—
U.S. Government Money Market	—	55.67%	—
Aggressive Balanced Allocation	—	64.74%	33.25%
Conservative Balanced Allocation	25.80%	41.64%	30.34%
Moderate Balanced Allocation Portfolio	—	46.02%	25.01%
Moderately Aggressive Balanced Allocation	—	56.90%	40.75%
Moderately Conservative Balanced Allocation	—	55.66%	—

*	Comprised of multiple investors and accounts

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period

	Large Capitalization Value Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$26.06		$25.97	$32.15	$22.32	$21.17	$22.78
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.03)		(0.08)	(0.25)	(0.17)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.36		2.26	0.36	10.00	1.18	(0.21)
Total from investment operations	3.33		2.18	0.11	9.83	1.15	(0.22)
Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.07)
Distributions from realized gains	(0.21)		(2.09)	(6.29)	—	—	(1.32)
Total dividends and distributions	(0.21)		(2.09)	(6.29)	—	—	(1.39)
Net Asset Value, End of Year/Period	$29.18		$26.06	$25.97	$32.15	$22.32	$21.17
Total Return*	12.88%		9.15%	(0.22)%	44.04%	5.43%	(0.14)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$20,257		$20,692	$19,753	$19,033	$12,317	$13,358
Ratio of gross operating expenses to average net assets (2)	1.72	% (4)	1.65%	1.65%	1.33%	1.17%	1.14%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(0.21	)% (4)	(0.33)%	(0.90)%	(0.61)%	(0.15)%	(0.04)%
Portfolio Turnover Rate	54	% (5)	90%	117%	108%	82%	87%

	Large Capitalization Growth Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$24.85		$23.26	$34.32	$28.60	$24.45	$31.61
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.20)	(0.27)	(0.16)	(0.03)	—
Net realized and unrealized gain (loss)	5.39		3.27	(3.97)	8.32	7.85	(1.76)
Total from investment operations	5.29		3.07	(4.24)	8.16	7.82	(1.76)
Dividends and Distributions:
Distributions from realized gains	(1.90)		(1.48)	(6.37)	(2.44)	(3.67)	(5.40)
Distributions from return of capital	—		—	(0.45)	—	—	—
Total dividends and distributions	(1.90)		(1.48)	(6.82)	(2.44)	(3.67)	(5.40)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$28.24		$24.85	$23.26	$34.32	$28.60	$24.45
Total Return*	22.43%		14.52%	(16.45)%	31.15%	35.93%	(4.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$29,411		$21,638	$20,826	$27,040	$28,236	$24,398
Ratio of gross operating expenses to average net assets (3)	1.49	% (4)	1.62%	1.67%	1.34%	1.12%	1.06%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.76	)% (4)	(0.89)%	(0.98)%	(0.54)%	(0.11)%	0.01%
Portfolio Turnover Rate	29	% (5)	74%	60%	65%	74%	90%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.72	% (4)	1.65%	1.65%	1.33%	1.17%	1.14%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.49	% (4)	1.62%	1.67%	1.34%	1.12%	1.06%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$12.10		$11.75	$14.96	$11.60	$11.69	$13.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.03	(0.04)	(0.03)	0.03	0.08
Net realized and unrealized gain (loss)	2.26		0.53	(1.26)	4.50	(0.07)	(0.65)
Total from investment operations	2.25		0.56	(1.30)	4.47	(0.04)	(0.57)
Dividends and Distributions
Dividends from net investment income	—		—	(0.04)	(0.04)	(0.05)	(0.07)
Distributions from realized gains	(0.14)		(0.21)	(1.87)	(1.07)	—	(1.15)
Total dividends and distributions	(0.14)		(0.21)	(1.91)	(1.11)	(0.05)	(1.22)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$14.21		$12.10	$11.75	$14.96	$11.60	$11.69
Total Return*	18.80%		4.82%	(9.97)%	40.57%	(0.38)%	(3.13)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,931		$9,587	$9,486	$10,919	$8,126	$8,859
Ratio of gross operating expenses to average net assets (2)	1.52	% (4)	1.69%	2.01%	1.64%	1.46%	1.29%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.11	)% (4)	0.26%	(0.32)%	(0.19)%	0.28%	0.66%
Portfolio Turnover Rate	70	% (5)	68%	43%	55%	53%	49%

	Small Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$6.48		$6.94	$9.45	$6.43	$5.89	$8.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		(0.01)	(0.05)	(0.05)	(0.03)	—
Net realized and unrealized gain (loss)	1.07		0.17	(0.47)	3.07	0.57	(1.30)
Total from investment operations	1.05		0.16	(0.52)	3.02	0.54	(1.30)
Dividends and Distributions
Distributions from realized gains	—		(0.62)	(1.99)	—	—	(0.91)
Total dividends and distributions	—		(0.62)	(1.99)	—	—	(0.91)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$7.53		$6.48	$6.94	$9.45	$6.43	$5.89
Total Return*	16.20%		2.60%	(8.22)%	46.97%	9.19%	(15.41)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$7,318		$6,233	$5,893	$6,632	$5,362	$5,357
Ratio of gross operating expenses to average net assets (3)	1.68	% (4)	1.83%	2.06%	1.70%	1.68%	1.44%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.46	)% (4)	(0.10)%	(0.63)%	(0.61)%	(0.44)%	(0.04)%
Portfolio Turnover Rate	70	% (5)	95%	104%	103%	101%	90%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

1.52	% (4)	1.69%	2.01%	1.64%	1.46%	1.29%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:

1.68	% (4)	1.83%	2.06%	1.70%	1.68%	1.44%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2024		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2023		2022	2021	2020		2019
Net Asset Value, Beginning of Year/Period	$10.53		$9.07		$12.11	$8.94	$8.95		$10.23
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		0.02		0.06	0.07	0.10		0.19
Net realized and unrealized gain (loss)	0.39		1.47		(3.05)	3.28	0.08		(1.42)
Total from investment operations	0.37		1.49		(2.99)	3.35	0.18		(1.23)
Dividends and Distributions
Dividends from net investment income	(0.09)		(0.03)		(0.05)	(0.18)	(0.19)		(0.05	) **
Total dividends and distributions	(0.09)		(0.03)		(0.05)	(0.18)	(0.19)		(0.05)
Redemption Fees	—		—	**	—	—	—		—
Net Asset Value, End of Year/Period	$10.81		$10.53		$9.07	$12.11	$8.94		$8.95
Total Return*	3.55	% #	16.45	% #	(24.79)%	37.96%	1.80	% #	(12.02)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,244		$3,392		$2,809	$4,421	$6,277		$8,320
Ratio of gross operating expenses to average net assets (2)	1.90	% (4)	2.17%		3.23%	2.47%	1.64%		1.61%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.39	)% (4)	0.18%		0.50%	0.63%	1.09%		2.00%
Portfolio Turnover Rate	18	% (5)	59%		47%	59%	52%		95%

	Health & Biotechnology Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2024		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2023		2022	2021	2020		2019
Net Asset Value, Beginning of Year/Period	$22.87		$22.60		$25.10	$23.02	$21.14		$27.51
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.14)		(0.21)		(0.25)	(0.16)	0.01		(0.01)
Net realized and unrealized gain (loss)	1.73		1.75		(1.46)	4.82	2.78		(2.30)
Total from investment operations	1.59		1.54		(1.71)	4.66	2.79		(2.31)
Dividends and Distributions
Distributions from realized gains	(1.02)		(1.27)		(0.79)	(2.58)	(0.91)		(4.06)
Total dividends and distributions	(1.02)		(1.27)		(0.79)	(2.58)	(0.91)		(4.06)
Redemption Fees	—		—		—	—	—		—
Net Asset Value, End of Year/Period	$23.44		$22.87		$22.60	$25.10	$23.02		$21.14
Total Return*	7.27%		6.59%		(6.92)%	22.43%	13.22%		(9.16)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,461		$6,370		$6,794	$7,560	$6,741		$6,927
Ratio of gross operating expenses to average net assets (3)	2.29	% (4)	2.35%		2.50%	2.14%	1.91%		1.82%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.28	)% (4)	(0.93)%		(1.05)%	(0.69)%	0.05%		(0.02)%
Portfolio Turnover Rate	14	% (5)	58%		23%	19%	21%		32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:

1.90	% (4)	2.90%	2.90%	2.32%	1.25%	1.25%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.29	% (4)	2.35%	2.50%	2.14%	1.91%	1.82%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class I Share

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$23.89		$22.95	$34.72	$31.63	$24.28	$24.86
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.15)		(0.27)	(0.29)	(0.37)	(0.11)	0.03
Net realized and unrealized gain (loss)	4.12		4.51	(7.84)	7.10	8.43	0.27
Total from investment operations	3.97		4.24	(8.13)	6.73	8.32	0.30
Dividends and Distributions
Distributions from realized gains	(1.50)		(3.30)	(3.64)	(3.64)	(0.97)	(0.88)
Total dividends and distributions	(1.50)		(3.30)	(3.64)	(3.64)	(0.97)	(0.88)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$26.36		$23.89	$22.95	$34.72	$31.63	$24.28
Total Return*	17.42%		23.05%	-26.02%	23.89%	35.28%	1.70%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$25,495		$22,829	$22,533	$35,680	$32,790	$28,695
Ratio of gross operating expenses to average net assets (2)	2.16	% (4)	2.37%	2.15%	1.99%	1.68%	1.68%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.27	)% (4)	(1.29)%	(1.06)%	(1.20)%	(0.42)%	0.11%
Portfolio Turnover Rate	5	% (5)	6%	3%	10%	10%	2%

	Energy & Basic Materials Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$13.95		$12.43	$10.75	$8.24	$10.11	$14.44
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.25		0.21	0.34	0.14	0.14	0.04
Net realized and unrealized gain (loss)	(0.45)		1.67	1.46	2.54	(2.01)	(4.37)
Total from investment operations	(0.20)		1.88	1.80	2.68	(1.87)	(4.33)
Dividends and Distributions
Dividends from net investment income	—		(0.36)	(0.12)	(0.17)	—	—
Total dividends and distributions	—		(0.36)	(0.12)	(0.17)	—	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$13.75		$13.95	$12.43	$10.75	$8.24	$10.11
Total Return*	(1.43)%		15.40%	16.84%	32.86%	(18.50)%	(29.99)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,205		$1,261	$1,523	$1,107	$942	$976
Ratio of gross operating expenses to average net assets (3)	3.00	% (4)	3.14%	3.22%	4.07%	3.65%	3.07%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.38	% (4)	1.61%	2.75%	1.37%	1.57%	0.35%
Portfolio Turnover Rate	26	% (5)	51%	43%	81%	63%	45%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.16	% (4)	2.37%	2.15%	1.99%	1.68%	1.68%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.00	% (4)	3.00%	3.00%	3.00%	3.00%	3.00%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$9.26		$9.56	$11.72	$7.89	$8.92	$12.02
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.01)	(0.05)	(0.03)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	1.58		0.18	(1.60)	4.20	(0.76)	(1.35)
Total from investment operations	1.57		0.17	(1.65)	4.17	(0.82)	(1.42)
Dividends and Distributions
Distributions from realized gains	(0.44)		(0.47)	(0.51)	(0.34)	(0.21)	(1.68)
Total dividends and distributions	(0.44)		(0.47)	(0.51)	(0.34)	(0.21)	(1.68)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$10.39		$9.26	$9.56	$11.72	$7.89	$8.92
Total Return*	17.42%		1.74%	(14.74)%	54.37%	(9.60)%	(10.93)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,137		$996	$1,044	$1,366	$944	$1,136
Ratio of gross operating expenses to average net assets (2)	3.00	% (5)	3.05%	3.30%	3.41%	3.51%	3.41%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.31	)% (5)	(0.06)%	(0.43)%	(0.34)%	(0.66)%	(0.73)%
Portfolio Turnover Rate	17	% (6)	45%	39%	59%	71%	67%

	Investment Quality Bond Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$9.15		$9.23	$9.68	$9.79	$9.56	$9.31
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09		0.11	(0.10)	(0.06)	0.07	0.11
Net realized and unrealized gain (loss)	0.04		(0.09)	(0.23)	(0.03)	0.24	0.27
Total from investment operations	0.13		0.02	(0.33)	(0.09)	0.31	0.38
Dividends and Distributions
Dividends from net investment income	(0.07)		(0.05)	—	(0.02)	(0.08)	(0.13)
Distributions from realized gains	—		—	(0.12)	—	—	—
Distributions from return of capital	—		(0.05)	—	—	—	—
Total dividends and distributions	(0.07)		(0.10)	(0.12)	(0.02)	(0.08)	(0.13)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.21		$9.15	$9.23	$9.68	$9.79	$9.56
Total Return*	1.43%		0.19%	(3.39)%	(0.87)%	3.24%	4.14%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,709		$10,834	$11,436	$12,020	$4,345	$4,243
Ratio of gross operating expenses to average net assets (3),(4)	1.26	% (5)	1.38%	1.91%	1.45%	1.37%	1.27%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.90	% (5)	1.19%	-1.11%	-0.61%	0.71%	1.18%
Portfolio Turnover Rate	58	% (6)	103%	1%	62%	23%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:

3.00	% (5)	3.00%	3.00%	3.01%	3.00%	3.00%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.26	% (5)	1.38%	1.90%	1.45%	1.37%	1.27%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2024		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2023	2022		2021		2020		2019
Net Asset Value, Beginning of Year/Period	$8.64		$8.73	$9.01		$9.08		$9.02		$8.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		0.01	(0.13)		(0.09)		—		0.01
Net realized and unrealized gain (loss)	0.15		(0.10)	(0.15)		0.03		0.07		0.07
Total from investment operations	0.20		(0.09)	(0.28)		(0.06)		0.07		0.08
Dividends and Distributions
Dividends from net investment income	—		—	—		—		(0.01)		(0.01)
Return of Capital	—		—	—		(0.01)		—		—
Total dividends and distributions	—		—	—		(0.01)		(0.01)		(0.01)
Net Asset Value, End of Year/Period	$8.84		$8.64	$8.73		$9.01		$9.08		$9.02
Total Return*	2.31%		(1.03)%	(3.11	)% #	(0.70	)% #	0.77	% #	0.88	% #
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$522		$520	$615		$770		$507		$557
Ratio of gross operating expenses to average net assets (2),(4)	1.90	% (5)	3.02%	2.58%		2.78%		2.35%		2.91%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.08	% (5)	0.11%	-1.43%		-0.96%		0.04%		0.11%
Portfolio Turnover Rate	34	% (6)	101%	0%		82%		22%		2%

	U.S. Government Money Market Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	2024		August 31,	August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2023	2022		2021		2020		2019
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02		0.03	0.00	**	0.00	**	0.00	**	0.01
Net realized and unrealized gain (loss)	—		—	—		—		—		—
Total from investment operations	0.02		0.03	0.00	**	0.00	**	0.00	**	0.01
Dividends and Distributions
Dividends from net investment income	(0.02)		(0.03)	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)
Distributions from realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.02)		(0.03)	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return*	2.08%		3.24%	0.01%		0.02%		0.00%		1.09%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,351		$5,138	$5,108		$5,488		$5,213		$5,992
Ratio of gross operating expenses to average net assets (3),(4)	1.04	% (5)	0.95%	0.93%		1.07%		1.18%		1.24%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	4.16	% (5)	3.18%	0.02%		0.01%		0.28%		1.09%
Portfolio Turnover Rate	N/A		N/A	N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.90	% (5)	1.90%	1.90%	1.52%	1.64%	1.41%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

1.04	% (5)	0.95%	0.46%	0.02%	0.68%	1.24%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$10.44		$10.39	$12.53	$10.42	$9.94	$10.43
Income (Loss) from Investment Operations:
Net investment income (1)	0.03		0.09	0.33	0.40	0.25	0.24
Net realized and unrealized gain (loss)	1.11		0.64	(1.35)	1.91	0.62	(0.45)
Total from investment operations	1.14		0.73	(1.02)	2.31	0.87	(0.21)
Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.37)	(0.12)	(0.28)	(0.27)
Distributions from realized gains	(0.25)		(0.61)	(0.75)	(0.08)	(0.11)	(0.01)
Total dividends and distributions	(0.31)		(0.68)	(1.12)	(0.20)	(0.39)	(0.28)
Net Asset Value, End of Year/Period	$11.27		$10.44	$10.39	$12.53	$10.42	$9.94
Total Return*	11.05%		7.50%	(8.96)%	22.46%	8.76%	(1.81)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$941		$851	$773	$842	$666	$595
Ratio of gross operating expenses to average net assets (3)	2.54	% (2)	2.57%	2.23%	2.39%	2.01%	3.01%
Ratio of net operating expenses to average net assets (3)	0.99	% (2)	0.99%	0.99%	0.93%	0.79%	0.60%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3)	0.65	% (2)	0.88%	2.90%	3.44%	2.53%	2.47%
Portfolio Turnover Rate	8	% (4)	26%	2%	54%	3%	56%

	Conservative Balanced Allocation Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$10.35		$10.41	$12.00	$10.58	$10.20	$10.33
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09		0.17	0.30	(0.02)	0.23	0.23
Net realized and unrealized gain (loss)	0.61		0.25	(1.01)	1.49	0.52	(0.16)
Total from investment operations	0.70		0.42	(0.71)	1.47	0.75	0.07
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.04)	(0.29)	(0.05)	(0.24)	(0.20)
Distributions from realized gains	(0.06)		(0.44)	(0.59)	—	(0.10)	— **
Distributions from return of capital	—		—	—	—	(0.03)	—
Total dividends and distributions	(0.27)		(0.48)	(0.88)	(0.05)	(0.37)	(0.20)
Net Asset Value, End of Year/Period	$10.78		$10.35	$10.41	$12.00	$10.58	$10.20
Total Return*	6.83%		4.26%	(6.39)%	13.94%	7.45%	0.84%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,243		$2,128	$1,960	$2,050	$1,656	$1,602
Ratio of gross operating expenses to average net assets (3)	2.00	% (2)	2.07%	2.01%	1.95%	1.60%	1.77%
Ratio of net operating expenses to average net assets (3)	0.99	% (2)	0.99%	0.99%	0.93%	0.79%	0.70%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (3)	1.76	% (2)	1.66%	2.70%	(0.22)%	2.28%	2.32%
Portfolio Turnover Rate	23	% (4)	50%	11%	71%	12%	31%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Annualized for periods less than one year.

(3)	Does not include the expenses of funds in which the Fund invests.

(4)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,		August 31,	August 31,
	(Unaudited)		2023	2022	2021		2020	2019
Net Asset Value, Beginning of Year/Period	$10.74		$10.75	$12.55	$10.69		$10.15	$10.43
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		0.11	0.33	(0.01)		0.22	0.28
Net realized and unrealized gain (loss)	0.98		0.47	(1.18)	2.02		0.67	(0.28)
Total from investment operations	1.03		0.58	(0.85)	2.01		0.89	(0.00)
Dividends and Distributions:
Dividends from net investment income	(0.13)		—	(0.34)	(0.08)		(0.24)	(0.28)
Distributions from realized gains	(0.15)		(0.59)	(0.61)	(0.07)		(0.11)	(0.00	) **
Total dividends and distributions	(0.28)		(0.59)	(0.95)	(0.15)		(0.35)	(0.28)
Net Asset Value, End of Year/Period	$11.49		$10.74	$10.75	$12.55		$10.69	$10.15
Total Return*	9.68%		5.73%	(7.36)%	19.01%		8.93%	0.31%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,450		$1,150	$1,134	$1,187		$967	$743
Ratio of gross operating expenses to average net assets (3)	2.18	% (2)	2.30%	2.11%	2.11%		1.70%	2.12%
Ratio of net operating expenses to average net assets (3)	0.99	% (2)	0.99%	0.99%	0.93%		0.79%	0.63%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (3)	0.92	% (2)	1.07%	2.88%	(0.09)%		2.19%	2.79%
Portfolio Turnover Rate	16	% (4)	41%	2%	52%		8%	35%

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,		August 31,	August 31,
	(Unaudited)		2023	2022	2021		2020	2019
Net Asset Value, Beginning of Year/Period	$10.63		$10.58	$12.44	$10.48		$9.93	$10.35
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.04		0.11	0.32	(0.00	) **	0.22	0.28
Net realized and unrealized gain (loss)	1.02		0.52	(1.23)	2.14		0.59	(0.43)
Total from investment operations	1.06		0.63	(0.91)	2.14		0.81	(0.15)
Dividends and Distributions:
Dividends from net investment income	(0.14)		—	(0.36)	(0.08)		(0.25)	(0.27)
Distributions from realized gains	(0.17)		(0.58)	(0.59)	(0.10)		(0.01)	—
Total dividends and distributions	(0.31)		(0.58)	(0.95)	(0.18)		(0.26)	(0.27)
Net Asset Value, End of Year/Period	$11.38		$10.63	$10.58	$12.44		$10.48	$9.93
Total Return*	10.09%		6.23%	(7.93)%	20.70%		8.14%	(1.18)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$736		$712	$656	$693		$568	$380
Ratio of gross operating expenses to average net assets (3)	2.80	% (2)	2.56%	2.26%	2.50%		2.08%	2.62%
Ratio of net operating expenses to average net assets (3)	0.99	% (2)	0.99%	0.99%	0.93%		0.79%	0.65%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3)	0.82	% (2)	1.05%	2.84%	0.03%		2.20%	2.84%
Portfolio Turnover Rate	14	% (4)	34%	0%	48%		8%	69%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Annualized for periods less than one year.

(3)	Does not include the expenses of funds in which the Fund invests.

(4)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$9.76		$9.95	$11.98	$10.36	$9.94	$10.25
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		0.10	0.32	(0.01)	0.24	0.26
Net realized and unrealized gain (loss)	0.85		0.42	(1.09)	1.78	0.53	(0.31)
Total from investment operations	0.91		0.52	(0.77)	1.77	0.77	(0.05)
Dividends and Distributions:
Dividends from net investment income	(0.09)		—	(0.32)	(0.01)	(0.26)	(0.26)
Distributions from realized gains	—		(0.71)	(0.94)	(0.14)	(0.09)	—
Total dividends and distributions	(0.09)		(0.71)	(1.26)	(0.15)	(0.35)	(0.26)
Net asset, end of year/period	$10.58		$9.76	$9.95	$11.98	$10.36	$9.94
Total Return *	9.36%		5.62%	(7.19)%	17.26%	7.84%	(0.19)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$615		$573	$495	$618	$836	$741
Ratio of gross operating expenses to average net assets (3)	2.63	% (2)	2.98%	2.50%	2.34%	1.85%	2.30%
Ratio of net operating expenses to average net assets (3)	0.99	% (2)	0.99%	0.99%	0.92%	0.79%	0.67%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (3)	1.12	% (2)	1.09%	2.95%	(0.07)%	2.46%	2.67%
Portfolio Turnover Rate	20	% (4)	87%	10%	74%	11%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Annualized for periods less than one year.

(3)	Does not include the expenses of funds in which the Fund invests.

(4)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2023, through February 29, 2024.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2023	Value - 2/29/2024	9/1/2023 - 2/29/2024*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,128.80	$9.01	1.70%
Large Capitalization Value – Class A	1,000.00	1,126.30	11.12	2.10%
Large Capitalization Value – Class C	1,000.00	1,122.90	14.26	2.70%
Large Capitalization Growth – Class I	1,000.00	1,224.30	8.23	1.49%
Large Capitalization Growth – Class A	1,000.00	1,222.30	10.42	1.89%
Large Capitalization Growth – Class C	1,000.00	1,217.90	13.90	2.52%
Mid Capitalization – Class I	1,000.00	1,036.10	9.25	1.83%
Mid Capitalization – Class A	1,000.00	1,033.00	11.26	2.23%
Mid Capitalization – Class C	1,000.00	1,029.60	14.25	2.82%
Small Capitalization – Class I	1,000.00	999.10	9.62	1.93%
Small Capitalization – Class A	1,000.00	997.30	11.60	2.34%
Small Capitalization – Class C	1,000.00	996.60	14.54	2.93%
International Equity – Class I	1,000.00	1,119.10	13.61	2.58%
International Equity – Class A	1,000.00	1,116.40	15.81	3.00%
International Equity – Class C	1,000.00	1,114.10	18.77	3.57%
Health & Biotechnology – Class I	1,000.00	1,033.30	12.12	2.40%
Health & Biotechnology – Class A	1,000.00	1,031.00	14.12	2.80%
Health & Biotechnology – Class C	1,000.00	1,027.90	17.12	3.40%
Technology & Communications – Class I	1,000.00	972.00	12.17	2.48%
Technology & Communications – Class A	1,000.00	970.10	14.14	2.89%
Technology & Communications – Class C	1,000.00	967.70	16.98	3.47%
Energy & Basic Materials – Class I	1,000.00	1,085.30	15.51	2.99%
Energy & Basic Materials – Class A	1,000.00	1,082.80	17.56	3.39%
Energy & Basic Materials – Class C	1,000.00	1,079.90	20.63	3.99%
Financial Services – Class I	1,000.00	1,070.10	15.40	2.99%
Financial Services – Class A	1,000.00	1,067.70	17.43	3.39%
Financial Services – Class C	1,000.00	1,077.40	20.66	4.00%
Investment Quality Bond – Class I	1,000.00	1,003.90	7.56	1.52%
Investment Quality Bond – Class A	1,000.00	1,000.30	9.52	1.91%
Investment Quality Bond – Class C	1,000.00	997.70	13.13	2.64%
Municipal Bond – Class I	1,000.00	998.90	9.42	1.89%
Municipal Bond – Class A	1,000.00	996.50	11.39	2.29%
Municipal Bond – Class C	1,000.00	993.00	14.33	2.89%
U.S. Government Money Market – Class I	1,000.00	1,020.80	5.21	1.04%
U.S. Government Money Market – Class A	1,000.00	1,018.90	7.22	1.44%
U.S. Government Money Market – Class C	1,000.00	1,015.80	10.22	2.04%

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value -9/1/2023	Value - 2/29/2024	9/1/2023 - 2/29/2024*	[Annualized]
Actual Expenses - Table 2: (Continued)
Aggressive Balanced Allocation - Class I	$1,000.00	$1,110.50	$5.19	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,110.00	6.51	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,105.00	10.42	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,068.30	5.09	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,066.80	6.39	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,062.10	10.20	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,100.90	5.17	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,100.20	6.48	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,095.40	10.37	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,096.80	5.16	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,095.70	6.45	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,091.50	10.35	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,093.60	5.15	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,093.60	6.45	1.24%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,088.70	10.33	1.99%

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2023	Value - 2/29/2024	9/1/2023 - 2/29/2024*	[Annualized]
[5% Return Before Expenses] - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,016.40	$8.53	1.70%
Large Capitalization Value – Class A	1,000.00	1,014.40	10.54	2.10%
Large Capitalization Value – Class C	1,000.00	1,011.42	13.52	2.70%
Large Capitalization Growth – Class I	1,000.00	1,017.46	7.47	1.49%
Large Capitalization Growth – Class A	1,000.00	1,015.48	9.45	1.89%
Large Capitalization Growth – Class C	1,000.00	1,012.33	12.61	2.52%
Mid Capitalization – Class I	1,000.00	1,015.78	9.16	1.83%
Mid Capitalization – Class A	1,000.00	1,013.78	11.16	2.23%
Mid Capitalization – Class C	1,000.00	1,010.83	14.11	2.82%
Small Capitalization – Class I	1,000.00	1,015.24	9.69	1.93%
Small Capitalization – Class A	1,000.00	1,013.25	11.69	2.34%
Small Capitalization – Class C	1,000.00	1,010.30	14.64	2.93%
International Equity – Class I	1,000.00	1,012.02	12.93	2.58%
International Equity – Class A	1,000.00	1,009.92	15.01	3.00%
International Equity – Class C	1,000.00	1,007.11	17.82	3.57%
Health & Biotechnology – Class I	1,000.00	1,012.95	12.00	2.40%
Health & Biotechnology – Class A	1,000.00	1,010.95	13.98	2.80%
Health & Biotechnology – Class C	1,000.00	1,007.98	16.95	3.40%
Technology & Communications – Class I	1,000.00	1,012.53	12.42	2.48%
Technology & Communications – Class A	1,000.00	1,010.51	14.43	2.89%
Technology & Communications – Class C	1,000.00	1,007.60	17.32	3.47%
Energy & Basic Materials – Class I	1,000.00	1,009.99	14.95	2.99%
Energy & Basic Materials – Class A	1,000.00	1,008.00	16.93	3.39%
Energy & Basic Materials – Class C	1,000.00	1,005.03	19.88	3.99%
Financial Services – Class I	1,000.00	1,009.99	14.95	2.99%
Financial Services – Class A	1,000.00	1,008.00	16.93	3.39%
Financial Services – Class C	1,000.00	1,004.97	19.94	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.32	7.61	1.52%
Investment Quality Bond – Class A	1,000.00	1,015.35	9.59	1.91%
Investment Quality Bond – Class C	1,000.00	1,011.72	13.22	2.64%
Municipal Bond – Class I	1,000.00	1,015.44	9.49	1.89%
Municipal Bond – Class A	1,000.00	1,013.46	11.48	2.29%
Municipal Bond – Class C	1,000.00	1,010.48	14.46	2.89%
U.S. Government Money Market – Class I	1,000.00	1,019.71	5.21	1.04%
U.S. Government Money Market – Class A	1,000.00	1,017.71	7.21	1.44%
U.S. Government Money Market – Class C	1,000.00	1,014.73	10.21	2.04%

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2023	Value - 2/29/2024	9/1/2023 - 2/29/2024*	[Annualized]
[5% Return Before Expenses] - Table 2:
Aggressive Balanced Allocation - Class I	$1,000.00	$1,019.94	$4.97	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,018.70	6.23	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,014.97	9.97	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,019.94	4.97	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,018.68	6.24	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,014.97	9.97	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,019.94	4.97	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,018.69	6.23	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,014.97	9.97	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,019.94	4.97	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,018.70	6.22	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,014.97	9.97	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,019.94	4.97	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,018.70	6.22	1.24%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,014.97	9.97	1.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in the reporting period).

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Saratoga-SA24

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 5/9/24

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/24

* Print the name and title of each signing officer under his or her signature.